As Filed with the U.S. Securities and Exchange Commission on April 7, 2006


                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )


                       Post-Effective Amendment No. 62 (X)
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)


                              Amendment No. 62 (X)


                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on August 1, 2005 pursuant to paragraph (b)(1)(v) of rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|_|   on (date) pursuant to paragraph (a)(1) of rule 485

|X|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

                                                              RYDEX SERIES FUNDS
                               A-CLASS AND C-CLASS SHARES PROSPECTUS MM/DD, 2006

                                                Essential Portfolio Theory Funds
                                                           EPT CONSERVATIVE FUND
                                                               EPT MODERATE FUND
                                                             EPT AGGRESSIVE FUND

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]RydexInvestments
           Essential for modern markets(TM)

      THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS

RYDEX ESSENTIAL PORTFOLIO THEORY ("EPT") FUNDS                         XX

     Common Risk/Return Information                                    XX

     EPT Conservative Fund                                             XX

     EPT Moderate Fund                                                 XX

     EPT Aggressive Fund                                               XX

INVESTMENTS AND RISKS                                                  XX

SHAREHOLDER INFORMATION                                                XX

TRANSACTION INFORMATION                                                XX

SALES CHARGES                                                          XX

BUYING FUND SHARES                                                     XX

SELLING FUND SHARES                                                    XX

EXCHANGING FUND SHARES                                                 XX

RYDEX ACCOUNT POLICIES                                                 XX

DISTRIBUTION AND SHAREHOLDER SERVICES                                  XX

DIVIDENDS AND DISTRIBUTIONS                                            XX

TAX INFORMATION                                                        XX

MANAGEMENT OF THE FUNDS                                                XX

BENCHMARK INFORMATION                                                  XX

ADDITIONAL INFORMATION                                                 XX

                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the EPT Conservative Fund, the EPT Moderate Fund and the EPT Aggressive Fund (collectively, the "EPT Funds" or the "Funds").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries"). Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

COMMON RISK / RETURN INFORMATION

INVESTMENT OBJECTIVES

Each EPT Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

The EPT Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objective, your tolerance for risk, your financial circumstances, and the length of time until you need your money.

Each EPT Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk of a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major assets classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

--------------------------------------------------------------------------------
Fund                            Target Risk         Target Allocation Range
--------------------------------------------------------------------------------
EPT CONSERVATIVE FUND           Low
--------------------------------------------------------------------------------
Equity                                              20-50%
--------------------------------------------------------------------------------
Fixed-Income/Money Market                           20-60%
--------------------------------------------------------------------------------
Alternative                                         0-30%
--------------------------------------------------------------------------------
EPT MODERATE FUND               Medium
--------------------------------------------------------------------------------
Equity                                              30-70%
--------------------------------------------------------------------------------
Fixed-Income/Money Market                           5-25%
--------------------------------------------------------------------------------
Alternative                                         0-35%
--------------------------------------------------------------------------------
EPT AGGRESSIVE FUND             High
--------------------------------------------------------------------------------
Equity                                              40-80%
--------------------------------------------------------------------------------
Fixed-Income/Money Market                           0-15%
--------------------------------------------------------------------------------
Alternative                                         0-40%
--------------------------------------------------------------------------------

PRINCIPAL RISKS

FUND OF FUNDS RISK - The value of your investment in a Fund is based on the market prices of the underlying funds and, in turn, the securities that the underlying funds hold. The Funds are subject to the risk that one or more underlying funds will not perform as expected or will underperform other similar funds or that the combination of underlying funds selected by the Funds' investment adviser, Rydex Investments (the "Advisor"), will not perform as expected. In addition, each Fund will be exposed to all of the risks of an investment in the underlying funds, as set forth below.

ACTIVE TRADING/PORTFOLIO TURNOVER RISK - A significant portion of the underlying funds' assets come from investors who take part in certain strategic and tactical asset allocation programs. The underlying funds anticipate that investors who take part in these programs may frequently redeem or exchange shares, which may cause the underlying funds to experience high portfolio turnover. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders, including shareholders of the Funds. In addition, large movements of assets into and out of the underlying funds may negatively impact the underlying funds', and thus the Funds', ability to achieve their investment objectives.

EQUITY RISK - The equity markets are volatile, and the value of the underlying funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors. For example, the value of fixed-income securities will generally decrease when interest rates rise, which may cause the value of an underlying fund and, in turn, the value of a Fund, to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN SECURITIES RISK - An underlying fund's investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

LEVERAGING RISK - The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

HIGH YIELD RISK - Each EPT Fund may invest in the Absolute Return Strategies Fund. The Absolute Return Strategies Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds' ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Absolute Return Strategies Fund and a Fund may lose their entire respective investments.

SHORT SALES RISK - Each EPT Fund may invest in the Absolute Return Strategies Fund, which will indirectly subject the Funds to risks of short sales. The Absolute Return Strategies Fund and the Funds may engage in short sales. Short sales are transactions in which a fund sells a security it does not own. If the security the Fund or the Absolute Return Strategies Fund sold short goes down in price between the time the Fund or the Absolute Return Strategies Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Absolute Return Strategies Fund and, correspondingly, the Fund. To the extent the Fund directly engages in short sales through short sales of ETF shares, the above discussed risks associated with the underlying funds would be directly borne by the fund.

MARKET RISK - Due to market conditions, the value of an underlying fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

PORTFOLIO TURNOVER RISK- Due to their investment strategies, the underlying funds may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the underlying funds' performance and the value of the Funds' investment in such underlying funds.

SWAP COUNTERPARTY CREDIT RISK - The underlying funds and, thus, the Funds are subject to credit risk on the amount underlying funds expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of your investment in a Fund to decrease.

TRACKING ERROR RISK - The underlying funds' investment adviser may not be able to cause an underlying fund's performance to match that of its benchmark, either on a daily or aggregate basis. Similarly, the Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, mathematical compounding may prevent an underlying fund that invests in leveraged instruments, such as futures contracts and options on securities, as its primary investment strategy from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error at the underlying fund level or Fund level may cause a Fund's performance to be less than you expect.

GEOGRAPHIC CONCENTRATION IN JAPAN - Each of the EPT Funds may invest in the Japan Advantage Fund. Targeting Japan could hurt the Japan Advantage Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Japan Advantage Fund may be more volatile than a more geographically diversified equity fund.

MARKET SEGMENT RISK - Certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

COMMODITY RISK - Each EPT Fund may invest in the Commodities Fund. The Commodities Fund's exposure to the commodities markets may subject the Commodities Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Commodities Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Fund's investments are concentrated in the same economic sector, the Commodities Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

REAL ESTATE SECTOR CONCENTRATION RISK - Each EPT Fund may invest in the Real Estate Fund. Real estate sector concentration risk is the risk that the securities of companies that are involved in the real estate industry including real estate trusts ("REITs") (collectively, "Real Estate Companies") that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in Real Estate Companies, the Real Estate Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of an underlying fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the underlying funds do not plan to hedge against the risk of currency exchange rate fluctuations.

DERIVATIVES RISK - And underlying fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Certain of the underlying funds are considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of underlying fund shares than would occur in a more diversified fund.

INVESTMENT STYLE RISK - Certain of the underlying funds are subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The underlying funds and the Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the underlying fund or the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when an underlying fund or the Funds need to execute a high volume of securities trades late in a trading day, the underlying funds or the Funds might incur substantial trading losses.

INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFs") RISK - As an alternative to an underlying fund, each Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The costs associated with ETFs may be different than investing in the underlying funds. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

EPT CONSERVATIVE FUND
--------------------------------------------------------------------------------
A-CLASS (######)                                                C-CLASS (######)

FUND OBJECTIVE

The EPT Conservative Fund pursues its objective by primarily seeking preservation of capital and, secondarily, long-term growth of capital.

This fund may be appropriate for investors who:

            ?     Have a low risk tolerance

            ?     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securties as compared to other EPT funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

            ? U.S. Equity Funds: Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

            ? U.S. Fixed-Income Fund and Money Market Fund: Government Long Bond Advantage and U.S. Government Money Market Funds

            ? International Equity Funds: Europe Advantage and Japan Advantage Funds

            ? Alternative Strategies Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Funds

The Fund may also invest in exchange traded funds ("ETFs") to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any EPT Fund, the EPT Conservative Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

STABLE PRICE PER SHARE RISK - The Fund normally invests a portion of its assets in the U.S. Government Money Market Fund. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE FOR AN INVESTMENT IN THE UNDERLYING FUND TO LOSE MONEY. THE UNDERLYING FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The EPT Conservative Fund is new and therefore does not have a performance history for a full calendar year. Performance information for each underlying fund is available in its respective Rydex prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the EPT Conservative Fund.

                                                                           A-CLASS          C-CLASS
-------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                         NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                         X.XX%            X.XX%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       NONE 3           X.XX%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE,
WHICHEVER IS LOWER) 4
ANNUAL FUND OPERATING EXPENSES                                             X.XX%            X.XX%
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                            X.XX%            X.XX%
DISTRIBUTION (12b-1) FEES                                                  X.XX%            X.XX%
OTHER EXPENSES                                                             X.XX%            X.XX%
FEES AND EXPENSES OF THE UNDERLYING FUNDS 5                                X.XX%            X.XX%
TOTAL OTHER EXPENSES 6                                                     X.XX%            X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%            X.XX%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

4 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

5 AS A SHAREHOLDER IN THE UNDERLYING FUNDS, THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE UNDERLYING FUNDS. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE UNDERLYING FUNDS AND
      (II) THE NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE SHARES OF THE UNDERLYING FUNDS DURING THE UNDERLYING FUNDS' MOST RECENTLY COMPLETED FISCAL YEAR. THE FUND CURRENTLY INVESTS IN LOAD-WAIVED A CLASS SHARES OF THE UNDERLYING FUNDS; HOWEVER, THE FUND MAY INVEST IN ANY CLASS OF SHARES. EACH UNDERLYING FUND PAYS A DISTRIBUTION FEE TO RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") PURSUANT TO RULE 12b-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE RULE 12b-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

6 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OTHER EXPENSES OF THE FUND, EXCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the EPT Conservative Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EPT Conservative Fund                              1 YEAR     3 YEARS
------------------------------------------------------------------------
A-CLASS SHARES

C-CLASS SHARES

IF YOU SELL YOUR SHARES AT THE END
OF THE PERIOD:

IF YOU DO NOT SELL YOUR SHARES AT
THE END OF THE PERIOD:

EPT MODERATE FUND
--------------------------------------------------------------------------------
A-CLASS (######)                                                C-CLASS (######)

FUND OBJECTIVE

The EPT Moderate Fund pursues its objective by primarily seeking growth of capital and, secondarily, preservation of capital.

This Fund may be appropriate for investors who:

            ?     Have a moderate risk tolerance

            ?     Primarily seek growth from their investment

            ? Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EPT funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

                  ? U.S. Equity Funds: Dynamic Russell 2000, Large-Cap Growth, Large-Cap Value, Mid-Cap Advantage, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, OTC, Nova, Russell 2000 Advantage, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

                  ?     U.S. Fixed-Income Fund: Government Long Bond Advantage
                        Fund

                  ? International Equity Funds: Europe Advantage and Japan Advantage Funds

                  ? Alternative Strategies Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Funds

The Fund may also invest in exchange traded funds ("ETFs") to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any EPT Fund, the EPT Moderate Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

CONCENTRATION RISK - The EPT Moderate Fund may invest in the OTC Fund, which seeks to provide investment results that correspond to the Nasdaq 100 Index(R), a benchmark for over-the-counter securities. The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. To the extent that the Nasdaq 100 Index(R) is currently concentrated in issuers conducting business in the technology sector, the OTC Fund's investment in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRADING HALT RISK - If a trading halt occurs, an underlying fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective.

PERFORMANCE

The EPT Moderate Fund is new and therefore does not have a performance history for a full calendar year. Performance information for each underlying fund is available in its respective Rydex prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the EPT Moderate Fund.

                                                                           A-CLASS          C-CLASS
----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                         NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                         X.XX%            X.XX%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       NONE 3           X.XX%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE,
WHICHEVER IS LOWER) 4
ANNUAL FUND OPERATING EXPENSES                                             X.XX%            X.XX%
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                            X.XX%            X.XX%
DISTRIBUTION (12b-1) FEES                                                  X.XX%            X.XX%
OTHER EXPENSES                                                             X.XX%            X.XX%
FEES AND EXPENSES OF THE UNDERLYING FUNDS 5                                X.XX%            X.XX%
TOTAL OTHER EXPENSES 6                                                     X.XX%            X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%            X.XX%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

4 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

5 AS A SHAREHOLDER IN THE UNDERLYING FUNDS, THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE UNDERLYING FUNDS. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE UNDERLYING FUNDS AND
      (II) THE NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE SHARES OF THE UNDERLYING FUNDS DURING THE UNDERLYING FUNDS' MOST RECENTLY COMPLETED FISCAL YEAR. THE FUND CURRENTLY INVESTS IN LOAD-WAIVED A CLASS SHARES OF THE UNDERLYING FUNDS; HOWEVER, THE FUND MAY INVEST IN ANY CLASS OF SHARES. EACH UNDERLYING FUND PAYS A DISTRIBUTION FEE TO RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") PURSUANT TO RULE 12b-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE RULE 12b-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

6 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OTHER EXPENSES OF THE FUND, EXCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the EPT Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EPT Moderate Fund                                  1 YEAR     3 YEARS
------------------------------------------------------------------------
A-CLASS SHARES

C-CLASS SHARES

IF YOU SELL YOUR SHARES AT THE END
OF THE PERIOD:

IF YOU DO NOT SELL YOUR SHARES AT
THE END OF THE PERIOD:

EPT AGGRESSIVE FUND
--------------------------------------------------------------------------------
A-CLASS (######)                                                C-CLASS (######)

FUND OBJECTIVE

The EPT Aggressive Fund pursues its objective by seeking growth of capital.

This fund may be appropriate for investors who:

            ?     Have an aggressive risk tolerance

            ?     Primarily seek growth from their investment

            ? Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other EPT Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

            ? U.S. Equity Funds: Dynamic OTC, Dynamic Russell 2000, Dynamic S&P 500, Large-Cap Growth, Large-Cap Value, Mid-Cap Advantage, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Russell 2000 Advantage, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

            ?     U.S. Fixed-Income Fund: Government Long Bond Advantage Fund

            ? International Equity Funds: Europe Advantage and Japan Advantage Funds

            ? Alternative Strategies Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Funds

The Fund may also invest in exchange traded funds ("ETFs") to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any EPT Fund, the EPT Aggressive Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

CONCENTRATION RISK - The EPT Aggressive Fund may invest in the Dynamic OTC Fund, which seeks to provide investment results that match 200% of the performance of the Nasdaq 100 Index(R) on a daily basis. To the extent that the Nasdaq 100 Index(R) is currently concentrated in issuers conducting business in the technology sector, the Dynamic OTC Fund's investment in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRADING HALT RISK - If a trading halt occurs, an underlying fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective.

PERFORMANCE

The EPT Aggressive Fund is new and therefore does not have a performance history for a full calendar year. Performance information for each underlying fund is available in its respective Rydex prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the EPT Aggressive Fund.

                                                                           A-CLASS          C-CLASS
--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                         NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                         X.XX%            X.XX%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       NONE 3           X.XX%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE,
WHICHEVER IS LOWER) 4
ANNUAL FUND OPERATING EXPENSES                                             X.XX%            X.XX%
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                            X.XX%            X.XX%
DISTRIBUTION (12b-1) FEES                                                  X.XX%            X.XX%
OTHER EXPENSES                                                             X.XX%            X.XX%
FEES AND EXPENSES OF THE UNDERLYING FUNDS 5                                X.XX%            X.XX%
TOTAL OTHER EXPENSES 6                                                     X.XX%            X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%            X.XX%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

4 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

5 AS A SHAREHOLDER IN THE UNDERLYING FUNDS, THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE UNDERLYING FUNDS. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE UNDERLYING FUNDS AND
      (II) THE NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE SHARES OF THE UNDERLYING FUNDS DURING THE UNDERLYING FUNDS' MOST RECENTLY COMPLETED FISCAL YEAR. THE FUND CURRENTLY INVESTS IN LOAD-WAIVED A CLASS SHARES OF THE UNDERLYING FUNDS; HOWEVER, THE FUND MAY INVEST IN ANY CLASS OF SHARES. EACH UNDERLYING FUND PAYS A DISTRIBUTION FEE TO RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") PURSUANT TO RULE 12b-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE RULE 12b-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

6 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OTHER EXPENSES OF THE FUND, EXCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the EPT Aggressive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EPT Aggressive Fund                              1 YEAR       3 YEARS
--------------------------------------------------------------------------
A-CLASS SHARES

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END
   OF THE PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT
   THE END OF THE PERIOD:

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

In managing the EPT Funds, the Advisor uses ESSENTIAL PORTFOLIO THEORY (EPT), an investment strategy developed by Rydex Investments based upon a disciplined approach to investing that attempts to take into account the various factors that influence today's financial markets. EPT attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process each quarter in order to integrate the most current market data and reallocate, as necessary, each Fund's asset allocations.

The EPT Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN
OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, the Advisor uses current information to project future expectations and to optimize returns.

IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, the Advisor considers a variety of factors, such as growth, value, size and momentum.

EMPLOYING RULES-BASED REBALANCING: The Advisor uses rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help the Funds avoid the risk of overconcentration of an asset class in a volatile market.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

FUND OF FUNDS RISK (ALL FUNDS) -The Funds are subject to fund-of-funds risk. By investing in the underlying funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Funds (including operating costs and management fees), but also expenses of the Funds. Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in the the underlying funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, one underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in a fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, a Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because each Fund invests most of its assets in underlying Rydex funds, each Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest. Each underlying fund has risks associated with it as described in this Prospectus under "Common Risk/Return Information", each Fund's other principal risks and in the Fund's SAI. You may also request an underlying fund's prospectus by calling Rydex shareholder services at 800.820.0888 or 301.296.5406, or by visiting www.rydexinvestments.com, or by visiting the SEC's website at www.sec.gov.

 CONFLICTS OF INTEREST RISK (ALL FUNDS) In managing the Funds, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Funds are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds.

EARLY CLOSING RISK (ALL FUNDS) -The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund or an underlying fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds or underlying funds needs to execute a high volume of securities trades late in a trading day, a Fund or an underlying fund might incur substantial trading losses.

MARKET RISK (ALL FUNDS) - The underlying funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the underlying funds invest will cause the net asset value of the underlying funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the underlying funds' equity securities and equity derivatives may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK (ALL FUNDS) - The underlying funds, other than the U.S. Government Money Market Fund, are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of the underlying funds' shares than would occur in a diversified fund.

FIXED INCOME RISK (ALL FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TAX RISK (ALL FUNDS) - As noted above, the Funds may invest in the Commodities Fund, which currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Commodities Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodities-linked derivative instruments as qualifying income has previously been uncertain; however, on December 16, 2005, the Internal Revenue Service issued a Revenue Ruling that may cause certain income from commodity-linked swaps in which the Commodities Funds invests to not be considered qualifiying income after June 30, 2006. As a result, after June 30, 2006, the Commodities Fund's investments in commodity-linked swaps and certain other commodity-linked derivatives might be limited to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Commodities Funds and will not affect the ability of the Commodities fund to qualify as a RIC for tax purposes for the periods through June 30, 2006. The Advisor will explore a range of alternatives that may possibly enable the Commodities Fund to continue to qualify as a RIC after June 30, 2006, including using its current investment techniques. However, it is not known what alternatives, if any, may be available to ensure continued qualfication after June 30, 2006. If the Commodities Fund is unable to ensure continued qualification using its current investment techniques, the Commodities Fund may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Commodities Fund is limited in its ability to invest in commodity-linked swaps, shareholders of the Commodities Fund, including the Funds, may be subject to the risk of diminished investment returns. See "Tax Information."

FOREIGN CURRENCY RISK (ALL FUNDS) - The underlying funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of an underlying fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A underlying fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the underlying funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (ALL FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying funds.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The underlying funds may invest a percentage of their assets in futures and options contracts. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.

      Alternatively, the underlying funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the underlying funds.

      The risks associated with the underlying funds' use of futures and options contracts include:

      o The underlying funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

      o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (ALL FUNDS)- Each Fund may invest in the Japan Advantage Fund. Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Japan Advantage Fund's investments in a single country - Japan - is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

SHORT SALES RISK (ALL FUNDS) - Each Fund may invest in the Absolute Return Strategies Fund. The Absolute Return Strategies Fund may engage in short sales. Short sales are transactions in which a fund sells a security it does not own. To complete the transaction, the Absolute Return Strategies Fund must borrow the security to make delivery to the buyer. The Absolute Return Strategies Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying funds. If the underlying security goes down in price between the time the Absolute Return Strategies Fund sells the security and buys it back, the Absolute Return Strategies Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying funds will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying funds must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Absolute Return Strategies Fund must pay to the lender of the security. The Absolute Return Strategies Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Absolute Return Strategies Fund's needs for immediate cash or other liquidity. The Absolute Return Strategies Fund's investment performance may also suffer if the Absolute Return Strategies Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Absolute Return Strategies Fund to deliver the securities the Absolute Return Strategies Fund borrowed at the commencement of the short sale and the Absolute Return Strategies Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Absolute Return Strategies Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Absolute Return Strategies Fund's open short positions. These expenses negatively impact the performance of the Absolute Return Strategies Fund. For example, when the Absolute Return Strategies Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. Similarly, when the Absolute Return Strategies Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases an Absolute Return Strategies Fund's unrealized gain or reduces the Absolute Return Strategies Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Absolute Return Strategies Fund is obligated to pay is greater than the interest earned by the Absolute Return Strategies Fund on investments, the performance of the Absolute Return Strategies Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Absolute Return Strategies Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - Certain of the underlying funds may enter into swap agreements, including but not limited to equity index and interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Absolute Return Strategies Fund may also enter into credit default swaps. The underlying funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. An underlying fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. An underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that an underlying fund's returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the NYSE.

TRADING HALT RISK (ALL FUNDS) - Certain of the underlying funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying funds may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying funds price their shares may limit the underlying funds' ability to use leverage and may prevent the underlying funds from achieving their investment objectives. In such an event, the underlying funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

DESCRIPTION OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying Fund.

ABSOLUTE RETURN STRATEGIES FUND

Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with lower correlation and less volatility than equity indices.

COMMODITIES FUND

Seeks long-term capital appreciation through an investment in commodity-linked instruments.

DYNAMIC OTC FUND

Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R).

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index(R). When the value of the NASDAQ 100 Index(R) declines, the value of the fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index(R) (E.G., if the NASDAQ 100 Index(R) goes down by 5%, the value of the fund's shares should go down by 10% on that day).

DYNAMIC RUSSELL 2000 FUND

Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000 Index(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), respresenting approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of approximately 98% of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2005, the Russell 2000 Index(R) included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Russell 2000 Index(R). When the value of the Russell 2000 Index(R) declines, the value of the fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Russell 2000 Index(R) (e.g., if the Russell 2000 Index(R) goes down by 5%, the value of the fund's shares should go down by 10% on that day).

DYNAMIC S&P 500 FUND

Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's, a Division of the McGraw-Hill Company ("S&P") on a statistical basis.

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500(R) Index. When the value of the underlying index declines, the value of the fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the fund's shares should go down by 10% on that day).

EUROPE ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark. The fund's current benchmark is the Dow Jones STOXX 50 IndexSM. The Dow Jones STOXX 50 IndexSM is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2005, the Dow Jones STOXX 50 IndexSM included companies with an average capitalization of [ ] billion.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

GOVERNMENT LONG BOND ADVANTAGE FUND

Seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the fund's shares should go down by 6% on that day).

HEDGED EQUITY FUND

Seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with lower correlation and less volatility than equity indices.

JAPAN ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark. The fund's current benchmark is the Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2005, the Topix 100 Index included companies with an average capitalization of [ ] million.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

LARGE-CAP GROWTH FUND

Seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The fund's current benchmark is the S&P 500/Citigroup Pure Growth Index. The S&P 500/Citigroup Pure Growth Index measures the performance of the companies included in the S&P 500(R) Index that are characterized as "faster growing" based on a multi-factor style accumulation. As of December 31, 2005, the S&P 500/Citigroup Pure Growth Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the S&P 500/Citigroup Pure Growth Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Growth Index.

LARGE-CAP VALUE FUND

Seeks to provide investment results that match the performance of a benchmark for large cap value securities. The fund's current benchmark is the S&P 500/Citigroup Pure Value Index. The S&P 500/Citigroup Pure Value Index measures the performance of the companies included in the S&P 500(R) Index that are characterized as "slower growing or undervalued" based on a mult-factor style accumulation. As of December 31, 2005, the S&P 500/Citigroup Pure Value Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Value Index.

MID-CAP ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The fund's current benchmark is the S&P MidCap 400(R) Index. The S&P MidCap 400(R) Index is a capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2005, the S&P MidCap 400(R) Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

MID-CAP GROWTH FUND

Seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The fund's current benchmark is the S&P MidCap 400(R)/Citigroup Pure Growth Index. The S&P MidCap 400(R)/Citigroup Pure Growth Index measures the performance of the companies included in the S&P MidCap 400(R) Index that are characterized as "faster growing" based on multi-factor style accumulations. As of December 31, 2005, the S&P MidCap 400(R)/Citigroup Pure Growth Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400(R)/Citigroup Pure Growth Index. However, when the value of the S&P MidCap 400(R)/Citigroup Pure Growth Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400(R)/Citigroup Pure Growth Index.

MID-CAP VALUE FUND

Seeks to provide investment results that match the performance of a benchmark for mid cap securities. The fund's current benchmark is the S&P MidCap 400(R)/Citigroup Pure Value Index. The S&P MidCap 400(R)/Citigroup Pure Value Index measures the performance of the companies included in the S&P MidCap 400(R) Index that are characterized as "slower growing or undervalued" based on multi-factor style accumulations. As of December 31, 2005, the S&P MidCap 400(R)/Citigroup Pure Value Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400(R)/Citigroup Pure Value Index. However, when the value of the S&P MidCap 400(R)/Citigroup Pure Value Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400(R)/Citigroup Pure Value Index.

MULTI-CAP CORE EQUITY FUND

Seeks long-term capital appreciation by investing in a broad mix of equity securities representative of the total U.S. stock market as measured by the Russell 3000(R) Index.

NOVA FUND

Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500(R) Index.

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500(R) Index. When the value of the S&P 500(R) Index declines, the value of the fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the fund's shares should go down by 7.5% on that day).

OTC FUND

Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The fund's current benchmark is the Nasdaq 100 Index(R).

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the Nasdaq 100 Index(R). However, when the value of the Nasdaq 100 Index(R) declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Nasdaq 100 Index(R).

REAL ESTATE FUND

Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RUSSELL 2000 ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The fund's current benchmark is the Russell 2000(R) Index.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

SECTOR ROTATION FUND

Seeks long-term capital appreciation by moving its investments among different sectors or industries.

SMALL-CAP GROWTH FUND

Seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index. The S&P SmallCap 600/Citigroup Pure Growth Index measures the performance of the companies included in the S&P SmallCap 600(R) Index that are characterized as "faster growing" based on multi-factor style accumulations. As of December 31, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the S&P SmallCap 600/Citigroup Pure Growth Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Growth Index.

SMALL-CAP VALUE FUND

Seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index. The S&P SmallCap 600/Citigroup Pure Value Index measures the performance of the companies included in the S&P SmallCap 600(R) Index that are characterized as "slower growing or undervalued" based on multi-factor style accumulations. As of December 31, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P SmallCap 600/Citigroup Pure Value Index. However, when the value of the S&P SmallCap 600/Citigroup Pure Value Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Value Index.

U.S. GOVERNMENT MONEY MARKET FUND (THE "MONEY MARKET FUND")

Seeks to provide security of principal, high current income, and liquidity by investing primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. ALTHOUGH THE MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PER SHARE PRICE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

  MINIMUM AMOUNTS

--------------------------------------------------------------------------------
  The minimum initial investment amount and minimum account balance for A-Class Shares or C-Class Shares are:

  o $1,000 for retirement accounts
  o $2,500 for all other accounts

  Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

  There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you. Purchases of C-Class Shares of a Fund requested in an amount or $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box(es), only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------
This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

--------------------------------------------------------------------------------
TRANSACTION ORDER METHOD                              CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                          [4:00 p.m. Eastern Time]
--------------------------------------------------------------------------------
By Phone                                         [4:00 p.m. Eastern Time]
--------------------------------------------------------------------------------
By Internet                                      [4:00 p.m. Eastern Time]
--------------------------------------------------------------------------------
By Financial Intermediary                            [Market Close*]
--------------------------------------------------------------------------------

* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Purchases of A-Class Shares are sold subject to a front-end sales charge. Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.
--------------------------------------------------------------------------------

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary or other securities dealer, you will ordinarily submit your transaction orders through that financial intermediary or other securities dealer. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information, sometimes referred to as "good order," and promptly transmitting your order to the Funds. Transaction orders received in good order by your intermediary or securities dealer will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

------------------------------------------------------------------------------
                                     SALES CHARGE AS %  SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                 OF OFFERING PRICE   NET AMOUNT INVESTED
------------------------------------------------------------------------------
Less than $100,000                         4.75%                4.99%
------------------------------------------------------------------------------
$100,000 but less than $250,000            3.75%                3.90%
------------------------------------------------------------------------------
$250,000 but less than $500,000            2.75%                2.83%
------------------------------------------------------------------------------
$500,000 but less than $1,000,000          1.60%                1.63%
------------------------------------------------------------------------------
$1,000,000 or greater                        *                    *
------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund (the "Rydex Money Market Fund"), which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      ? RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares (offered in a separate prospectus) of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      ? LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      ? REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

o Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

? purchases of A-Class Shares of the Rydex Money Market Fund, which are offered in a separate prospectus.

o     A-Class Shares purchased by reinvesting dividends and distributions.

o when exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge.

SALES CHARGES
--------------------------------------------------------------------------------
C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the distributor to forego transaction-based compensation in connection with the initial purchase;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder; and

      o that, in the aggregate, do not exceed 10% of the current market value of the Shares.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------
The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or Automated Clearing House ("ACH"). The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:



-------------------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                ---------------------------------------------------------------------------------------
BY MAIL         Complete the account application          Complete the Rydex investment slip included
IRA AND         that corresponds to the type of           with your quarterly statement or send written
OTHER           account you are opening.                  purchase instructions that include:
RETIREMENT      o MAKE SURE TO DESIGNATE WHICH            o YOUR NAME
ACCOUNTS        RYDEX FUND(S) YOU WANT TO                 o YOUR SHAREHOLDER ACCOUNT NUMBER
REQUIRE         PURCHASE.                                 o WHICH RYDEX FUND(S) YOU WANT TO
ADDITIONAL      o MAKE SURE YOUR INVESTMENT               PURCHASE.
PAPERWORK.      MEETS THE ACCOUNT MINIMUM.
                ---------------------------------------------------------------------------------------
                                      Make your check payable to RYDEX INVESTMENTS
                ---------------------------------------------------------------------------------------
CALL RYDEX                Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
SHAREHOLDER     ---------------------------------------------------------------------------------------
SERVICES                Include the name of the Rydex Fund(s) you want to purchase on your check.
TO REQUEST A         IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
RETIREMENT                  WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.
ACCOUNT         ---------------------------------------------------------------------------------------
INVESTOR        Mail your application and check to:        Mail your written purchase instructions and
APPLICATION                                                                     check to:
KIT.            ---------------------------------------------------------------------------------------
                MAILING ADDRESS:
                Rydex Investments
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
                ---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                 INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                      --------------------------------------------------------------------------------------
                      Obtain an account number by                      Be sure to designate in your wire
                      completing the account                          instructions which Rydex Fund(s) you
                      application that corresponds to the                        want to purchase.
                      type of account you are opening.
                      Then, fax or mail it to Rydex.
                      o MAKE SURE TO DESIGNATE WHICH
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.
                      o MAKE SURE YOUR INVESTMENT
BY                    MEETS THE ACCOUNT MINIMUM.
WIRE                  --------------------------------------------------------------------------------------
                      To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE
                      FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX
                      FUND(S) YOU ARE PURCHASING:
                      o Account Number
RYDEX FAX             o Fund Name
NUMBER:               o Amount of Wire
301.296.5103          o Fed Wire Reference Number (upon request)
                      You will receive a confirmation number to verify that your purchase order has
RYDEX                 been accepted.
SHAREHOLDER
SERVICES PHONE           IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR
NUMBER:                       PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
800.820.0888          --------------------------------------------------------------------------------------
OR                    WIRE INSTRUCTIONS:
301.296.5406          U.S. Bank
                      Cincinnati, OH
                      Routing Number: 0420-00013
                      For Account of: Rydex Investments
                      Account Number: 48038-9030
                      [Your Name]
                      [Your shareholder account number]

                             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                             INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                                       FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------------------------
BY INTERNET                     Follow the directions on the Rydex web site - www.rydexinvestments.com
(ACH)
------------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME

OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------
The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at a Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the next determined NAV after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds also offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
        MAIL          Rydex Investments
                      Attn: Ops. Dept.
                      9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
         FAX          301.296.5103
                      If you send your redemption order by fax, you should call
                      Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
      TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS  FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules. You will receive more information about tax withholding in the distribution materials you receive from your tax-qualified plan or IRA.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business

Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus are subject to the Funds' transaction cut-off times. All exchange requests must be received by a Fund's transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                     Rydex Investments
                     Attn: Ops. Dept.
        MAIL         9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------
                     301.296.5103
                     If you send your exchange request by fax, you should call
        FAX          Rydex shareholder services at 800.820.0888 to verify that
                     your fax was received.
--------------------------------------------------------------------------------
     TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
      INTERNET       Follow the directions on the Rydex web site -
                     www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of A-Class or C-Class Shares of any Fund for A-Class or C-Class Shares of any Rydex Fund not offered in this Prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods, the Rydex Strategic Funds, EPT Funds, and Absolute Return Strategies and Hedged Equity Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not described in this Prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

ACTIVE INVESTORS AND MARKET TIMING

Unlike most other Rydex Funds, the EPT Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus and approved by the Funds' Board of Trustees. The Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of a fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor has determined, in its sole discretion, could adversely affect management of the Funds. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns.

The Board of Trustees has approved a redemption fee, however, the Funds have chosen not to implement the fee at this time nor have they chosen to impose costs or administrative fees on shareholders. In the event that the EPT funds decide to implement the redemption fee, such fee will be imposed uniformly subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity. This action may be taken when, in the sole discretion of fund management, it is deemed to be in the best interest of the Fund or in cases where the Fund isequested or compelled to do so by applicable law. If your account is closed at the request of applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "C-Class Plan") applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds' average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary an on-going sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

Rydex Investments, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments. Rydex Investments periodically determines the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of

Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of Rydex Series Funds since the Trust's inception in 1993. The Advisor also serves as the investment adviser of Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                         ADVISORY FEE
-------------------------------------------------------------------------
EPT CONSERVATIVE FUND                                               X.XX%
EPT MODERATE FUND                                                   X.XX%
EPT AGGRESSIVE FUND                                                 X.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's [semi-annual] report to shareholders for the period ended [ ].

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed each of the Funds since their inception.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

BENCHMARK INFORMATION

STANDARD &POOR'S, NASDAQ AND DOW JONES & COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

FRANK RUSSELL COMPANY ("RUSSELL")

THE DYNAMIC RUSSELL 2000 AND THE RUSSELL 2000 ADVANTAGE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST,

INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT S&P, DOW JONES, NASDAQ AND RUSSELL IS LOCATED IN THE SAI.

      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED [______], 2006, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RydexInvestments
            Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                                                              RYDEX SERIES FUNDS
                                       H-CLASS SHARES PROSPECTUS _________, 2006

                                                Essential Portfolio Theory Funds
                                                           EPT CONSERVATIVE FUND
                                                               EPT MODERATE FUND
                                                             EPT AGGRESSIVE FUND

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]RydexInvestments
           Essential for modern markets(TM)

      THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS

RYDEX ESSENTIAL PORTFOLIO THEORY ("EPT") FUNDS                         XX

     Common Risk/Return Information                                    XX

     EPT Conservative Fund                                             XX

     EPT Moderate Fund                                                 XX

     EPT Aggressive Fund                                               XX

INVESTMENTS AND RISKS                                                  XX

SHAREHOLDER INFORMATION                                                XX

TRANSACTION INFORMATION                                                XX

BUYING FUND SHARES                                                     XX

SELLING FUND SHARES                                                    XX

EXCHANGING FUND SHARES                                                 XX

RYDEX ACCOUNT POLICIES                                                 XX

DISTRIBUTION AND SHAREHOLDER SERVICES                                  XX

DIVIDENDS AND DISTRIBUTIONS                                            XX

TAX INFORMATION                                                        XX

MANAGEMENT OF THE FUNDS                                                XX

BENCHMARK INFORMATION                                                  XX

ADDITIONAL INFORMATION                                                 XX

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the EPT Conservative Fund, the EPT Moderate Fund and the EPT Aggressive Fund (collectively, the "EPT Funds" or the "Funds").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

COMMON RISK / RETURN INFORMATION

INVESTMENT OBJECTIVES

Each EPT Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

The EPT Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objective, your tolerance for risk, your financial circumstances, and the length of time until you need your money.

Each EPT Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk of a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major assets classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

--------------------------------------------------------------------------------
Fund                            Target Risk         Target Allocation Range
--------------------------------------------------------------------------------
EPT CONSERVATIVE FUND           Low
--------------------------------------------------------------------------------
Equity                                              20-50%
--------------------------------------------------------------------------------
Fixed-Income/Money Market                           20-60%
--------------------------------------------------------------------------------
Alternative                                         0-30%
--------------------------------------------------------------------------------
EPT MODERATE FUND               Medium
--------------------------------------------------------------------------------
Equity                                              30-70%
--------------------------------------------------------------------------------
Fixed-Income/Money Market                           5-25%
--------------------------------------------------------------------------------
Alternative                                         0-35%
--------------------------------------------------------------------------------
EPT AGGRESSIVE FUND             High
--------------------------------------------------------------------------------
Equity                                              40-80%
--------------------------------------------------------------------------------
Fixed-Income/Money Market                           0-15%
--------------------------------------------------------------------------------
Alternative                                         0-40%
--------------------------------------------------------------------------------

PRINCIPAL RISKS

FUND OF FUNDS RISK - The value of your investment in a Fund is based on the market prices of the underlying funds and, in turn, the securities that the underlying funds hold. The Funds are subject to the risk that one or more underlying funds will not perform as expected or will underperform other similar funds or that the combination of underlying funds selected by the Funds' investment adviser, Rydex Investments (the "Advisor"), will not perform as expected. In addition, each Fund will be exposed to all of the risks of an investment in the underlying funds, as set forth below.

ACTIVE TRADING/PORTFOLIO TURNOVER RISK - A significant portion of the underlying funds' assets come from investors who take part in certain strategic and tactical asset allocation programs. The underlying funds anticipate that investors who take part in these programs may frequently redeem or exchange shares, which may cause the underlying funds to experience high portfolio turnover. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders, including shareholders of the Funds. In addition, large movements of assets into and out of the underlying funds may negatively impact the underlying funds', and thus the Funds', ability to achieve their investment objectives.

EQUITY RISK - The equity markets are volatile, and the value of the underlying funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FIXED INCOME RISK - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors. For example, the value of fixed-income securities will generally decrease when interest rates rise, which may cause the value of an underlying fund and, in turn, the value of a Fund, to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN SECURITIES RISK - An underlying fund's investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

LEVERAGING RISK - The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

HIGH YIELD RISK - Each EPT Fund may invest in the Absolute Return Strategies Fund. The Absolute Return Strategies Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds' ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Absolute Return Strategies Fund and a Fund may lose their entire respective investments.

SHORT SALES RISK - Each EPT Fund may invest in the Absolute Return Strategies Fund, which will indirectly subject the Funds to risks of short sales. The Absolute Return Strategies Fund and the Funds may engage in short sales. Short sales are transactions in which a fund sells a security it does not own. If the security the Fund or the Absolute Return Strategies Fund sold short goes down in price between the time the Fund or the Absolute Return Strategies Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Absolute Return Strategies Fund and, correspondingly, the Fund. To the extent the Fund directly engages in short sales through short sales of ETF shares, the above discussed risks associated with the underlying funds would be directly borne by the fund.

MARKET RISK - Due to market conditions, the value of an underlying fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

PORTFOLIO TURNOVER RISK- Due to their investment strategies, the underlying funds may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the underlying funds' performance and the value of the Funds' investment in such underlying funds.

SWAP COUNTERPARTY CREDIT RISK - The underlying funds and, thus, the Funds are subject to credit risk on the amount underlying funds expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of your investment in a Fund to decrease.

TRACKING ERROR RISK - The underlying funds' investment adviser may not be able to cause an underlying fund's performance to match that of its benchmark, either on a daily or aggregate basis. Similarly, the Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, mathematical compounding may prevent an underlying fund that invests in leveraged instruments, such as futures contracts and options on securities, as its primary investment strategy from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error at the underlying fund level or Fund level may cause a Fund's performance to be less than you expect.

GEOGRAPHIC CONCENTRATION IN JAPAN - Each of the EPT Funds may invest in the Japan Advantage Fund. Targeting Japan could hurt the Japan Advantage Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Japan Advantage Fund may be more volatile than a more geographically diversified equity fund.

MARKET SEGMENT RISK - Certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

COMMODITY RISK - Each EPT Fund may invest in the Commodities Fund. The Commodities Fund's exposure to the commodities markets may subject the Commodities Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Commodities Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Fund's investments are concentrated in the same economic sector, the Commodities Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

REAL ESTATE SECTOR CONCENTRATION RISK - Each EPT Fund may invest in the Real Estate Fund. Real estate sector concentration risk is the risk that the securities of companies that are involved in the real estate industry including real estate trusts ("REITs") (collectively, "Real Estate Companies") that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in Real Estate Companies, the Real Estate Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of an underlying fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the underlying funds do not plan to hedge against the risk of currency exchange rate fluctuations.

DERIVATIVES RISK - And underlying fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Certain of the underlying funds are considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of underlying fund shares than would occur in a more diversified fund.

INVESTMENT STYLE RISK - Certain of the underlying funds are subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The underlying funds and the Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the underlying fund or the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when an underlying fund or the Funds need to execute a high volume of securities trades late in a trading day, the underlying funds or the Funds might incur substantial trading losses.

INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFs") RISK - As an alternative to an underlying fund, each Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The costs associated with ETFs may be different than investing in the underlying funds. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

EPT CONSERVATIVE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The EPT Conservative Fund pursues its objective by primarily seeking preservation of capital and, secondarily, long-term growth of capital.

This fund may be appropriate for investors who:

      ?     Have a low risk tolerance

      ?     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securties as compared to other EPT funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

            ? U.S. Equity Funds: Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

            ? U.S. Fixed-Income Fund and Money Market Fund: Government Long Bond Advantage and U.S. Government Money Market Funds

            ? International Equity Funds: Europe Advantage and Japan Advantage Funds

            ? Alternative Strategies Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Funds

The Fund may also invest in exchange traded funds ("ETFs") to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any EPT Fund, the EPT Conservative Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

STABLE PRICE PER SHARE RISK - The Fund normally invests a portion of its assets in the U.S. Government Money Market Fund. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE FOR AN INVESTMENT IN THE UNDERLYING FUND TO LOSE MONEY. THE UNDERLYING FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The EPT Conservative Fund is new and therefore does not have a performance history for a full calendar year. Performance information for each underlying fund is available in its respective Rydex prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the EPT Conservative Fund.

SHAREHOLDER FEES 1 ______________________________________________________________________       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES__________________________________________________________________________       X.XX%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES________________________________________       X.XX%
OTHER EXPENSES
    FEES AND EXPENSES OF THE UNDERLYING FUNDS 2  _____________________________________          X.XX%
    TOTAL OTHER EXPENSES 3 ______________________________________________________________       X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES_____________________________________________________       X.XX%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 AS A SHAREHOLDER IN THE UNDERLYING FUNDS, THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE UNDERLYING FUNDS. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE UNDERLYING FUNDS AND
      (II) THE NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE SHARES OF THE UNDERLYING FUNDS DURING THE UNDERLYING FUNDS' MOST RECENTLY COMPLETED FISCAL YEAR. THE FUND CURRENTLY INVESTS IN LOAD-WAIVED A CLASS SHARES OF THE UNDERLYING FUNDS; HOWEVER, THE FUND MAY INVEST IN ANY CLASS OF SHARES. EACH UNDERLYING FUND PAYS A DISTRIBUTION FEE TO THE DISTRIBUTOR PURSUANT TO RULE 12b-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE RULE 12b-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

3 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OTHER EXPENSES OF THE FUND, EXCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the EPT Conservative Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EPT CONSERVATIVE FUND                              1 YEAR       3 YEARS
--------------------------------------------------------------------------
H-Class                                             $XXX         $XXX

EPT MODERATE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The EPT Moderate Fund pursues its objective by primarily seeking growth of capital and, secondarily, preservation of capital.

This Fund may be appropriate for investors who:

      ?     Have a moderate risk tolerance

      ?     Primarily seek growth from their investment

      ? Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EPT funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

            ? U.S. Equity Funds: Dynamic Russell 2000, Large-Cap Growth, Large-Cap Value, Mid-Cap Advantage, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, OTC, Nova, Russell 2000 Advantage, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

            ?     U.S. Fixed-Income Fund: Government Long Bond Advantage Fund

            ? International Equity Funds: Europe Advantage and Japan Advantage Funds

            ? Alternative Strategies Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Funds

The Fund may also invest in exchange traded funds ("ETFs") to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any EPT Fund, the EPT Moderate Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

CONCENTRATION RISK - The EPT Moderate Fund may invest in the OTC Fund, which seeks to provide investment results that correspond to the Nasdaq 100 Index(R), a benchmark for over-the-counter securities. The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. To the extent that the Nasdaq 100 Index(R) is currently concentrated in issuers conducting business in the technology sector, the OTC Fund's investment in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRADING HALT RISK - If a trading halt occurs, an underlying fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective.

PERFORMANCE

The EPT Moderate Fund is new and therefore does not have a performance history for a full calendar year. Performance information for each underlying fund is available in its respective Rydex prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the EPT Moderate Fund.

SHAREHOLDER FEES 1 ______________________________________________________________________       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES__________________________________________________________________________      X.XX%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES________________________________________      X.XX%
OTHER EXPENSES
    FEES AND EXPENSES OF THE UNDERLYING FUNDS 2  _____________________________________         X.XX%
    TOTAL OTHER EXPENSES 3 ______________________________________________________________      X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES_____________________________________________________      X.XX%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 AS A SHAREHOLDER IN THE UNDERLYING FUNDS, THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE UNDERLYING FUNDS. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE UNDERLYING FUNDS AND
      (II) THE NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE SHARES OF THE UNDERLYING FUNDS DURING THE UNDERLYING FUNDS' MOST RECENTLY COMPLETED FISCAL YEAR. THE FUND CURRENTLY INVESTS IN LOAD-WAIVED A CLASS SHARES OF THE UNDERLYING FUNDS; HOWEVER, THE FUND MAY INVEST IN ANY CLASS OF SHARES. EACH UNDERLYING FUND PAYS A DISTRIBUTION FEE TO THE DISTRIBUTOR PURSUANT TO RULE 12b-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE RULE 12b-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

3 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OTHER EXPENSES OF THE FUND, EXCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the EPT Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EPT MODERATE FUND                                  1 YEAR       3 YEARS
-------------------------------------------------------------------------
H-Class                                             $XXX         $XXX

EPT AGGRESSIVE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The EPT Aggressive Fund pursues its objective by seeking growth of capital.

This fund may be appropriate for investors who:

            ?     Have an aggressive risk tolerance

            ?     Primarily seek growth from their investment

            ? Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other EPT Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

            ? U.S. Equity Funds: Dynamic OTC, Dynamic Russell 2000, Dynamic S&P 500, Large-Cap Growth, Large-Cap Value, Mid-Cap Advantage, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Russell 2000 Advantage, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

            ?     U.S. Fixed-Income Fund: Government Long Bond Advantage Fund

            ? International Equity Funds: Europe Advantage and Japan Advantage Funds

            ? Alternative Strategies Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Funds

The Fund may also invest in exchange traded funds ("ETFs") to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any EPT Fund, the EPT Aggressive Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

CONCENTRATION RISK - The EPT Aggressive Fund may invest in the Dynamic OTC Fund, which seeks to provide investment results that match 200% of the performance of the Nasdaq 100 Index(R) on a daily basis. To the extent that the Nasdaq 100 Index(R) is currently concentrated in issuers conducting business in the technology sector, the Dynamic OTC Fund's investment in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRADING HALT RISK - If a trading halt occurs, an underlying fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective.

PERFORMANCE

The EPT Aggressive Fund is new and therefore does not have a performance history for a full calendar year. Performance information for each underlying fund is available in its respective Rydex prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the EPT Aggressive Fund.

SHAREHOLDER FEES 1 ________________________________________________________________________       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES____________________________________________________________________________      X.XX%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES__________________________________________      X.XX%
OTHER EXPENSES
    FEES AND EXPENSES OF THE UNDERLYING FUNDS 2  _____________________________________           X.XX%
    TOTAL OTHER EXPENSES 3 ________________________________________________________________      X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES_______________________________________________________      X.XX%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 AS A SHAREHOLDER IN THE UNDERLYING FUNDS, THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE UNDERLYING FUNDS. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE UNDERLYING FUNDS AND
      (II) THE NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE SHARES OF THE UNDERLYING FUNDS DURING THE UNDERLYING FUNDS' MOST RECENTLY COMPLETED FISCAL YEAR. THE FUND CURRENTLY INVESTS IN LOAD-WAIVED A CLASS SHARES OF THE UNDERLYING FUNDS; HOWEVER, THE FUND MAY INVEST IN ANY CLASS OF SHARES. EACH UNDERLYING FUND PAYS A DISTRIBUTION FEE TO THE DISTRIBUTOR PURSUANT TO RULE 12b-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE RULE 12b-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. "FEES AND EXPENSES OF THE UNDERLYING FUNDS" WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

3 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OTHER EXPENSES OF THE FUND, EXCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the EPT Aggressive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EPT AGGRESSIVE FUND                                1 YEAR       3 YEARS
--------------------------------------------------------------------------
H-Class                                             $XXX         $XXX

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

In managing the EPT Funds, the Advisor uses ESSENTIAL PORTFOLIO THEORY (EPT), an investment strategy developed by Rydex Investments based upon a disciplined approach to investing that attempts to take into account the various factors that influence today's financial markets. EPT attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process each quarter in order to integrate the most current market data and reallocate, as necessary, each Fund's asset allocations.

The EPT Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN
OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, the Advisor uses current information to project future expectations and to optimize returns.

IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, the Advisor considers a variety of factors, such as growth, value, size and momentum.

EMPLOYING RULES-BASED REBALANCING: The Advisor uses rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help the Funds avoid the risk of overconcentration of an asset class in a volatile market.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY
Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

OTHER INVESTMENT PRACTICES AND STRATEGIES

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Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

FUND OF FUNDS RISK (ALL FUNDS) -The Funds are subject to fund-of-funds risk. By investing in the underlying funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Funds (including operating costs and management fees), but also expenses of the Funds. Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in the the underlying funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, one underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in a fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, a Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because each Fund invests most of its assets in underlying Rydex funds, each Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest. Each underlying fund has risks associated with it as described in this Prospectus under "Common Risk/Return Information", each Fund's other principal risks and in the Fund's SAI. You may also request an underlying fund's prospectus by calling Rydex shareholder services at 800.820.0888 or 301.296.5406, or by visiting www.rydexinvestments.com, or by visiting the SEC's website at www.sec.gov.

 CONFLICTS OF INTEREST RISK (ALL FUNDS) In managing the Funds, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Funds are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds.

EARLY CLOSING RISK (ALL FUNDS) -The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund or an underlying fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds or underlying funds needs to execute a high volume of securities trades late in a trading day, a Fund or an underlying fund might incur substantial trading losses.

MARKET RISK (ALL FUNDS) - The underlying funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the underlying funds invest will cause the net asset value of the underlying funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the underlying funds' equity securities and equity derivatives may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK (ALL FUNDS) - The underlying funds, other than the U.S. Government Money Market Fund, are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of the underlying funds' shares than would occur in a diversified fund.

FIXED INCOME RISK (ALL FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

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TAX RISK (ALL FUNDS) - As noted above, the Funds may invest in the Commodities
Fund, which currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Commodities Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodities-linked derivative instruments as qualifying income has previously been uncertain; however, on December 16, 2005, the Internal Revenue Service issued a Revenue Ruling that may cause certain income from commodity-linked swaps in which the Commodities Funds invests to not be considered qualifiying income after June 30, 2006. As a result, after June 30, 2006, the Commodities Fund's investments in commodity-linked swaps and certain other commodity-linked derivatives might be limited to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Commodities Funds and will not affect the ability of the Commodities fund to qualify as a RIC for tax purposes for the periods through June 30, 2006. The Advisor will explore a range of alternatives that may possibly enable the Commodities Fund to continue to qualify as a RIC after June 30, 2006, including using its current investment techniques. However, it is not known what alternatives, if any, may be available to ensure continued qualfication after June 30, 2006. If the Commodities Fund is unable to ensure continued qualification using its current investment techniques, the Commodities Fund may be required to change its investment objective, policies or techniques, or cease operations. To the extent the Commodities Fund is limited in its ability to invest in commodity-linked swaps, shareholders of the Commodities Fund, including the Funds, may be subject to the risk of diminished investment returns. See "Tax Information."

FOREIGN CURRENCY RISK (ALL FUNDS) - The underlying funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of an underlying fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A underlying fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the underlying funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (ALL FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying funds.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The underlying funds may invest a percentage of their assets in futures and options contracts. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the underlying funds.

      The risks associated with the underlying funds' use of futures and options contracts include:

      o The underlying funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

      o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (ALL FUNDS)- Each Fund may invest in the Japan Advantage Fund. Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Japan Advantage Fund's investments in a single country - Japan - is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

SHORT SALES RISK (ALL FUNDS) - Each Fund may invest in the Absolute Return Strategies Fund. The Absolute Return Strategies Fund may engage in short sales. Short sales are transactions in which a fund sells a security it does not own. To complete the transaction, the Absolute Return Strategies Fund must borrow the security to make delivery to the buyer. The Absolute Return Strategies Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying funds. If the underlying security goes down in price between the time the Absolute Return Strategies Fund sells the security and buys it back, the Absolute Return Strategies Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying funds will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying funds must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Absolute Return Strategies Fund must pay to the lender of the security. The Absolute Return Strategies Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Absolute Return Strategies Fund's needs for immediate cash or other liquidity. The Absolute Return Strategies Fund's investment performance may also suffer if the Absolute Return Strategies Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Absolute Return Strategies Fund to deliver the securities the Absolute Return Strategies Fund borrowed at the commencement of the short sale and the Absolute Return Strategies Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Absolute Return Strategies Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Absolute Return Strategies Fund's open short positions. These expenses negatively impact the performance of the Absolute Return Strategies Fund. For example, when the Absolute Return Strategies Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. Similarly, when the Absolute Return Strategies Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases an Absolute Return Strategies Fund's unrealized gain or reduces the Absolute

Return Strategies Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Absolute Return Strategies Fund is obligated to pay is greater than the interest earned by the Absolute Return Strategies Fund on investments, the performance of the Absolute Return Strategies Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Absolute Return Strategies Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - Certain of the underlying funds may enter into swap agreements, including but not limited to equity index and interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Absolute Return Strategies Fund may also enter into credit default swaps. The underlying funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. An underlying fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. An underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that an underlying fund's returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the NYSE.

TRADING HALT RISK (ALL FUNDS) - Certain of the underlying funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying funds may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying funds price their shares may limit the underlying funds' ability to use leverage and may prevent the underlying funds from achieving their investment objectives. In such an event, the underlying funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

DESCRIPTION OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying Fund.

ABSOLUTE RETURN STRATEGIES FUND

Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with lower correlation and less volatility than equity indices.

COMMODITIES FUND

Seeks long-term capital appreciation through an investment in commodity-linked instruments.

DYNAMIC OTC FUND

Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R).

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index(R). When the value of the NASDAQ 100 Index(R) declines, the value of the fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index(R) (E.G., if the NASDAQ 100 Index(R) goes down by 5%, the value of the fund's shares should go down by 10% on that day).

DYNAMIC RUSSELL 2000 FUND

Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000 Index(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), respresenting approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of approximately 98% of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2005, the Russell 2000 Index(R) included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Russell 2000 Index(R). When the value of the Russell 2000 Index(R) declines, the value of the fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Russell 2000 Index(R) (e.g., if the Russell 2000 Index(R) goes down by 5%, the value of the fund's shares should go down by 10% on that day).

DYNAMIC S&P 500 FUND

Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's corporation ("S&P") on a statistical basis.

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500(R) Index. When the value of the underlying index declines, the value of the fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the fund's shares should go down by 10% on that day).

EUROPE ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark. The fund's current benchmark is the Dow Jones STOXX 50 IndexSM. The Dow Jones STOXX 50 IndexSM is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2005, the Dow Jones STOXX 50 IndexSM included companies with an average capitalization of [ ] billion.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

GOVERNMENT LONG BOND ADVANTAGE FUND

Seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the fund's shares should go down by 6% on that day).

HEDGED EQUITY FUND

Seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with lower correlation and less volatility than equity indices.

JAPAN ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark. The fund's current benchmark is the Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2005, the Topix 100 Index included companies with an average capitalization of [ ] million.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

LARGE-CAP GROWTH FUND

Seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The fund's current benchmark is the S&P 500/Citigroup Pure Growth Index. The S&P 500/Citigroup Pure Growth Index measures the performance of the companies included in the S&P 500(R) Index that are characterized as "faster growing" based on a multi-factor style accumulation. As of December 31, 2005, the S&P 500/Citigroup Pure Growth Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the S&P 500/Citigroup Pure Growth Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Growth Index.

LARGE-CAP VALUE FUND

Seeks to provide investment results that match the performance of a benchmark for large cap value securities. The fund's current benchmark is the S&P 500/Citigroup Pure Value Index. The S&P 500/Citigroup Pure Value Index measures the performance of the companies included in the S&P 500(R) Index that are characterized as "slower growing or undervalued" based on a mult-factor style accumulation. As of December 31, 2005, the S&P 500/Citigroup Pure Value Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Value Index.

MID-CAP ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The fund's current benchmark is the S&P MidCap 400(R) Index. The S&P MidCap 400(R) Index is a capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2005, the S&P MidCap 400(R) Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

MID-CAP GROWTH FUND

Seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The fund's current benchmark is the S&P MidCap 400(R)/Citigroup Pure Growth Index. The S&P MidCap 400(R)/Citigroup Pure Growth Index measures the performance of the companies included in the S&P MidCap 400(R) Index that are characterized as "faster growing" based on multi-factor style accumulations. As of December 31, 2005, the S&P MidCap 400(R)/Citigroup Pure Growth Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400(R)/Citigroup Pure Growth Index. However, when the value of the S&P MidCap 400(R)/Citigroup Pure Growth Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400(R)/Citigroup Pure Growth Index.

MID-CAP VALUE FUND

Seeks to provide investment results that match the performance of a benchmark for mid cap securities. The fund's current benchmark is the S&P MidCap 400(R)/Citigroup Pure Value Index. The S&P MidCap 400(R)/Citigroup Pure Value Index measures the performance of the companies included in the S&P MidCap 400(R) Index that are characterized as "slower growing or undervalued" based on multi-factor style accumulations. As of December 31, 2005, the S&P MidCap 400(R)/Citigroup Pure Value Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400(R)/Citigroup Pure Value Index. However, when the value of the S&P MidCap 400(R)/Citigroup Pure Value Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400(R)/Citigroup Pure Value Index.

MULTI-CAP CORE EQUITY FUND

Seeks long-term capital appreciation by investing in a broad mix of equity securities representative of the total U.S. stock market as measured by the Russell 3000(R) Index.

NOVA FUND

Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500(R) Index.

If the fund meets its objective, the value of the fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500(R) Index. When the value of the S&P 500(R) Index declines, the value of the fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the fund's shares should go down by 7.5% on that day).

OTC FUND

Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The fund's current benchmark is the Nasdaq 100 Index(R).

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the Nasdaq 100 Index(R). However, when the value of the Nasdaq 100 Index(R) declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Nasdaq 100 Index(R).

REAL ESTATE FUND

Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RUSSELL 2000 ADVANTAGE FUND

Seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The fund's current benchmark is the Russell 2000(R) Index.

If the fund meets its objective, the value of the fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the fund's shares will tend to decrease.

SECTOR ROTATION FUND

Seeks long-term capital appreciation by moving its investments among different sectors or industries.

SMALL-CAP GROWTH FUND

Seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index. The S&P SmallCap 600/Citigroup Pure Growth Index measures the performance of the companies included in the S&P SmallCap 600(R) Index that are characterized as "faster growing" based on multi-factor style accumulations. As of December 31, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the S&P SmallCap 600/Citigroup Pure

Growth Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Growth Index.

SMALL-CAP VALUE FUND

Seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index. The S&P SmallCap 600/Citigroup Pure Value Index measures the performance of the companies included in the S&P SmallCap 600(R) Index that are characterized as "slower growing or undervalued" based on multi-factor style accumulations. As of December 31, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with capitalizations between [ ] million and [ ] billion.

If the fund meets its objective, the value of the fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P SmallCap 600/Citigroup Pure Value Index. However, when the value of the S&P SmallCap 600/Citigroup Pure Value Index declines, the value of the fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Value Index.

U.S. GOVERNMENT MONEY MARKET FUND (THE "MONEY MARKET FUND")

Seeks to provide security of principal, high current income, and liquidity by investing primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. ALTHOUGH THE MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PER SHARE PRICE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
  MINIMUM AMOUNTS

  The minimum initial investment amount and minimum account balance for H-Class Shares are:

  o $25,000 self-directed accounts (INCLUDING RETIREMENT ACCOUNTS)
  o $15,000 for accounts managed by a financial professional

  Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

  For new IRA accounts to meet H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.

  There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box(es), only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

--------------------------------------------------------------------------------
TRANSACTION ORDER METHOD                         CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                    [4:00 p.m. Eastern Time]
--------------------------------------------------------------------------------
By Phone                                   [4:00 p.m. Eastern Time]
--------------------------------------------------------------------------------
By Internet                                [4:00 p.m. Eastern Time]
--------------------------------------------------------------------------------
By Financial Intermediary                      [Market Close*]
--------------------------------------------------------------------------------

* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.
--------------------------------------------------------------------------------

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary or other securities dealer, you will ordinarily submit your transaction orders through that financial intermediary or other securities dealer. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information, sometimes referred to as "good order," and promptly transmitting your order to the Funds. Transaction orders received in good order by your intermediary or securities dealer will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------
The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or Automated Clearing House ("ACH"). The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:



-------------------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                ---------------------------------------------------------------------------------------
BY MAIL         Complete the account application          Complete the Rydex investment slip included
IRA AND         that corresponds to the type of           with your quarterly statement or send written
OTHER           account you are opening.                  purchase instructions that include:
RETIREMENT      o MAKE SURE TO DESIGNATE WHICH            o YOUR NAME
ACCOUNTS        RYDEX FUND(S) YOU WANT TO                 o YOUR SHAREHOLDER ACCOUNT NUMBER
REQUIRE         PURCHASE.                                 o WHICH RYDEX FUND(S) YOU WANT TO
ADDITIONAL      o MAKE SURE YOUR INVESTMENT               PURCHASE.
PAPERWORK.      MEETS THE ACCOUNT MINIMUM.
                ---------------------------------------------------------------------------------------
                                      Make your check payable to RYDEX INVESTMENTS
                ---------------------------------------------------------------------------------------
CALL RYDEX                Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
SHAREHOLDER     ---------------------------------------------------------------------------------------
SERVICES                Include the name of the Rydex Fund(s) you want to purchase on your check.
TO REQUEST A         IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
RETIREMENT                  WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
ACCOUNT                                WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
INVESTOR        ---------------------------------------------------------------------------------------
APPLICATION     Mail your application and check to:        Mail your written purchase instructions and
KIT.                                                                       check to:
                ---------------------------------------------------------------------------------------
                MAILING ADDRESS:
                Rydex Investments
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
                ----------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                 INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                      --------------------------------------------------------------------------------------
                      Obtain an account number by                     Be sure to designate in your wire
                      completing the account                          instructions which Rydex Fund(s) you
                      application that corresponds to the             want to purchase.
                      type of account you are opening.
                      Then, fax or mail it to Rydex.
                      o MAKE SURE TO DESIGNATE WHICH
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.
                      o MAKE SURE YOUR INVESTMENT
BY                    MEETS THE ACCOUNT MINIMUM.
WIRE                  --------------------------------------------------------------------------------------
                      To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE
                      FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX
                      FUND(S) YOU ARE PURCHASING:
                      o Account Number
RYDEX FAX             o Fund Name
NUMBER:               o Amount of Wire
301.296.5103          o Fed Wire Reference Number (upon request)
                      You will receive a confirmation number to verify that your purchase order has
RYDEX                 BEEN ACCEPTED.
SHAREHOLDER
SERVICES PHONE           IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR
NUMBER:                       PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
800.820.0888          --------------------------------------------------------------------------------------
OR                    WIRE INSTRUCTIONS:
301.296.5406          U.S. Bank
                      Cincinnati, OH
                      Routing Number: 0420-00013
                      For Account of: Rydex Investments
                      Account Number: 48038-9030
                      [Your Name]
                      [Your shareholder account number]

                             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                             INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                                       FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------------------------
BY INTERNET                   Follow the directions on the Rydex web site - www.rydexinvestments.com
(ACH)
------------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME

OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------
The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at a Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the next determined NAV after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
                      Rydex Investments
        MAIL          Attn: Ops. Dept.
                      9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103
         FAX          If you send your redemption order by fax, you should call
                      Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
      TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules. You will receive more information about tax withholding in the distribution materials you receive from your tax-qualified plan or IRA.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business

Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

The Funds may redeem your shares if the value of your account falls below the required minimum investment amount due to redemption activity. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus are subject to the Funds' transaction cut-off times. All exchange requests must be received by a Fund's transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                     Rydex Investments
                     Attn: Ops. Dept.
        MAIL         9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------
                     301.296.5103
                     If you send your exchange request by fax, you should call
        FAX          Rydex shareholder services at 800.820.0888 to verify that
                     your fax was received.
--------------------------------------------------------------------------------
     TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
      INTERNET       Follow the directions on the Rydex web site -
                     www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any Rydex Fund not offered in this Prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds, EPT Funds, and Absolute Return Strategies and Hedged Equity Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this Prospectus, you should obtain and review that Fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

ACTIVE INVESTORS AND MARKET TIMING

Unlike most other Rydex Funds, the EPT Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus and approved by the Funds' Board of Trustees. The Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of a fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor has determined, in its sole discretion, could adversely affect management of the Funds. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns.

The Board of Trustees has approved a redemption fee, however, the Funds have chosen not to implement the fee at this time nor have they chosen to impose costs or administrative fees on shareholders. In the event that the EPT Funds decide to implement the redemption fee, such fee will be imposed uniformly subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity. This action may be taken when, in the sole discretion of fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

Rydex Investments, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments. Rydex Investments periodically determines the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of Rydex Series Funds since the Trust's inception in 1993. The Advisor also serves as the investment adviser of Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                         ADVISORY FEE
-------------------------------------------------------------------------
EPT CONSERVATIVE FUND                                               X.XX%
EPT MODERATE FUND                                                   X.XX%
EPT AGGRESSIVE FUND                                                 X.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's [semi-annual] report to shareholders for the period ended [ ].

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed each of the Funds since their inception.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

BENCHMARK INFORMATION

STANDARD &POOR'S, NASDAQ AND DOW JONES & COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

FRANK RUSSELL COMPANY ("RUSSELL")

THE DYNAMIC RUSSELL 2000 AND THE RUSSELL 2000 ADVANTAGE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO

WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT S&P, NASDAQ, DOW JONES AND RUSSELL IS LOCATED IN THE SAI.

      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED [______], 2006, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RydexInvestments
            Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

                                EPT MODERATE FUND
                              EPT CONSERVATIVE FUND
                               EPT AGGRESSIVE FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the A-Class, C-Class and H-Class Shares, dated [__________], 2006 (the "Prospectuses"). Copies of the Funds' prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

                   The date of this SAI is [__________], 2006

The information in this SAI is not complete and may be changed. We may not sell these securities until the post-effective amendment filed with the U.S. Securities and Exchange Commission (the "SEC") is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST............................................1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS..............................1

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS.............................21

INVESTMENT RESTRICTIONS.......................................................21

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................23

MANAGEMENT OF THE TRUST.......................................................24

DETERMINATION OF NET ASSET VALUE..............................................36

PURCHASE AND REDEMPTION OF SHARES.............................................37

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ...............38

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................41

OTHER INFORMATION.............................................................44

INDEX PUBLISHERS..............................................................46

COUNSEL.......................................................................47

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................47

RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES.......................A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series and different classes of shares. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities.

This SAI relates to the following series of the Trust: EPT Aggressive Fund, EPT Conservative Fund, and the EPT Moderate Fund.

Each Fund is an open-end management investment company. The Trust currently offers A-Class Shares, C-Class Shares and H-Class Shares. The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Management of the Trust-Distribution" below. Additional series and/or classes of shares may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

The Funds are "funds of funds" that invest their assets in a combination of mutual funds within the Rydex family of funds and exchange traded funds ("Underlying Funds"), as described in the Funds' Prospectuses. Therefore, the Funds do not directly invest in the securities or use the investment techniques of the Underlying Funds unless otherwise stated. Each Fund may, however, borrow money from banks, enter into futures contracts and options thereon, lend its securities to qualified borrowers, and invest in government securities and short-term paper. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds, and/or the Underlying Funds, discussed below and in the Prospectuses may, consistent with a Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund, or an Underlying Fund, is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' or the Underlying Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Funds and the Underlying Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund or an Underlying Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Underlying Fund will increase more when the Fund or an Underlying Fund's portfolio assets increase in value and decrease more when the Underlying Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds or Underlying Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds or Underlying Funds intend to use leverage during periods when the Advisor believes that the Underlying Fund's investment objective would be furthered.

Each Fund and Underlying Fund may also borrow money to facilitate management of the respective portfolio by enabling the Fund and the Underlying Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund or Underlying Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund or and Underlying Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's or an Underlying Fund's respective assets should fail to meet this 300% coverage test, a Fund and an Underlying Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's and an Underlying Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds and Underlying Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a respective Fund's and Underlying Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds and Underlying Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS

Certain of the Underlying Funds (limited to the Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds), although they do not currently expect to engage in currency hedging, may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by Standard & Poor's, a Division of The McGraw Hill Company ("S&P) or Moody's Investor Service ("Moody's"), respectively, or that have an equivalent rating from a nationally recognized statistical ratings organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds' dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging")
or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Underlying Fund has or expects to have portfolio exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Europe Advantage, Japan Advantage, Absolute Return Strategies and Hedged Equity Funds Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds' portfolios are exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds' portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds' securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds' hold securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds are engaging in proxy hedging. If the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds enters into a currency hedging transaction, the Underlying Fund will "cover" its position so as not to create a "senior security" as defined in
Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Europe Advantage, Japan Advantage, Absolute Return Strategies or Hedged Equity Funds if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN CURRENCY OPTIONS. The Absolute Return Strategies and Hedged Equity Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of that Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FOREIGN CURRENCIES

The Absolute Return Strategies and Hedged Equity Funds may invest, directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the
      Absolute  Return  Strategies  and  Hedged  Equity  Funds'  investments  is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Absolute Return Strategies and Hedged Equity Funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Absolute Return Strategies and Hedged Equity Funds' net asset value per share as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Absolute Return Strategies and Hedged Equity Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Absolute Return Strategies and Hedged Equity Funds will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Underlying Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Absolute Return Strategies and Hedged Equity Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Absolute Return Strategies and Hedged Equity Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FOREIGN ISSUERS

Unless otherwise limited by its specific investment policies, each Underlying Fund may invest in issuers located outside the United States. The Underlying Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Underlying Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE - The Funds may invest in the Europe Advantage Fund. The Europe Advantage Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Europe Advantage Fund's current benchmark is the Dow Jones Stoxx 50SM Index (the "Stoxx 50 Index"). The Europe Advantage Fund will attempt to consistently apply leverage to increase the Europe Advantage Fund's exposure to 125% of the Stoxx 50 Index. The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union ("EU") and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

A second component of the EU is the establishment of a single currency - the Euro, to replace each member country's domestic currencies. On January 1, 1999, the Euro became a currency. After a three-year transition period, the Euro began circulating on January 1, 2002, the Euro replaced the currencies previously used by Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

The European Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

RISK FACTORS REGARDING JAPAN - The Funds may invest in the Japan Advantage Fund. The Japan Advantage Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Japan Advantage Fund's current benchmark is Japan's Topix 100 Index. The Japan Advantage Fund will attempt to consistently apply leverage to increase the Japan Advantage Fund's exposure to 125% of the Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange ("TSE").

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata, and

Sapporo. The Tokyo Stock Exchange (TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese  unemployment  levels  are  high and  have  been an area of  increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

DEBT SECURITIES

A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Funds or the Underlying Funds may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's or an Underlying Fund's net asset value. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which an Underlying Fund invests will cause the NAV of the Underlying Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Underlying Funds in which the Funds invest may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an Underlying Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds or the Underlying Funds may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Funds or the Underlying Funds uses futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds and the Underlying Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Underlying Funds and the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund or an Underlying Fund purchases or sells a futures contract, or sells an option thereon, the Fund or the Underlying Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund or an Underlying Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund or an Underlying Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or an Underlying Fund may undertake and on the potential increase in the speculative character of the Fund or an Underlying Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of a Fund or an Underlying Fund arising from such investment activities.

Each Fund or an Underlying Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund or an Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund or an Underlying Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an Underlying Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An
Underlying Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund or an Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or an Underlying Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund or an Underlying Fund use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or an Underlying Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund or an Underlying Fund exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds and the Underlying Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an Underlying Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying Fund will be "covered," which means that the Underlying Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an Underlying Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an Underlying Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking an Underlying Fund's investment objective, and except as restricted by a Fund or an Underlying Fund investment limitations, as set forth in the Funds' and each Underlying Fund's prospectus and statement of additional information.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund or an Underlying Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund or an Underlying Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund or an Underlying Fund may seek to purchase in the future. A Fund or an Underlying Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or an Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Fund's or an Underlying Fund's securities or by a decrease in the cost of acquisition of securities by the Fund or an Underlying Fund.

A Fund or an Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When an Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund or an Underlying Fund will realize as profit the premium received for such option. When a call option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or an Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund or an Underlying Fund is the writer is exercised, a Fund or an Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund or an Underlying Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an Underlying Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Funds may invest in the Commodities Fund. The Commodities Fund may invest in commodity futures contracts. There are several additional risks associated with transactions in commodity futures contracts.

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Commodities Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Commodities Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Commodities Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Commodities Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Commodities Fund may purchase and write options in combination with each other. For example, the Commodities Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Commodities Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Commodities Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodities Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Commodities Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID SECURITIES

While none of the Underlying Funds anticipate doing so, each Underlying Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. An Underlying Fund will not invest more than 15% of the Underlying Fund's net assets in illiquid securities. If the percentage of an Underlying Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Underlying Fund will adhere to a more restrictive limitation on the Underlying Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Underlying Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. An Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, an Underlying Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by an Underlying Fund, to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest up to 100% of its total assets in the Underlying Funds in accordance with the 1940 Act or any interpretation or exemption thereon. The Underlying Funds may invest in the securities of another investment company (the "acquired company") provided that the Underlying Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Underlying Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Underlying Fund) having an aggregate value in excess of 10% of the value of the total assets of the Underlying Fund. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to an Underlying Fund if, after the sale (i) the Underlying Fund owns more than 3% of the other investment company's voting stock or (ii) the Underlying Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

The Underlying Funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of
Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph
(G) of Section 12(d)(1).

Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, the Funds and/or the Underlying Funds (each an "ETF Investing Fund") would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the ETF Investing Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

LENDING OF PORTFOLIO SECURITIES

Each Fund and an Underlying Fund (collectively, the "Lending Funds") may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Lending Fund (including the loan collateral). No Lending Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Lending Fund. The Lending Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Lending Funds' securities lending agent. By lending its securities, the Lending Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Lending Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) a Lending Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Lending Fund must be able to terminate the loan on demand;
(iv) the Lending Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) a Lending Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Lending Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, a Lending Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Lending Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate.

REAL ESTATE INVESTMENT TRUSTS

The Funds may invest in the Real Estate Fund. The Real Estate Fund will invest a majority of its assets in Real Estate Investment Trusts ("REITs"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified.Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each Fund and Underlying Fund may enter into repurchase agreements with financial institutions. The Funds and the Underlying Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund or an Underlying Fund will seek to liquidate such collateral. However, the exercising of a Fund or an Underlying Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund or an Underlying Fund could suffer a loss. It is the current policy of each of the Funds or Underlying Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Fund, amounts to more than 15% of the Fund's or Underlying Fund's net assets. The investments of a Fund or an Underlying Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund and Underlying Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or an Underlying Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund or an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or an Underlying Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost for the Underlying Fund or a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. A Fund and an Underlying Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

STOCK INDEX FUTURES CONTRACTS

An Underlying Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time an Underlying Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Underlying Fund's custodian. When writing a futures contract, an Underlying Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, an Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Underlying Fund's custodian).

SHORT SALES

The Absolute Return Strategies and Hedged Equity (collectively, the "Underlying Short Funds") also may engage in short sales transactions under which a Underlying Short Fund sells a security it does not own. To complete such a transaction, a Underlying Short Fund must borrow the security to make delivery to the buyer. The Underlying Short Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Short Fund. Until the security is replaced, the Underlying Short Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Underlying Short Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Underlying Short Fund closes its short position or replaces the borrowed security, the Underlying Short Fund: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Underlying Short Fund's short position. Each Underlying Short Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

An Underlying Fund may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps. The Underlying Absolute Return Strategies Fund may also enter into credit default swaps. An Underlying Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is the credit default swap. A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives an upfront or periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default event occurs, the buyer will lose its investment and recover nothing. The Underlying Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements entered into by the Underlying Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, an Underlying Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

An Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of an Underlying Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for an Underlying Fund's illiquid investment limitations. An Underlying Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or, in the case of a credit default swap in which the Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Underlying Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Underlying Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with an Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that an Underlying Fund is contractually obligated to make. If swap counterparty defaults, an Underlying Fund's risk of loss consists of the net amount of payments that such Underlying Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of an Underlying Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by an Underlying Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Underlying Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to an Underlying Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Underlying Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR

The following factors may affect the ability of the Underlying Funds to achieve correlation with the performance of their respective benchmarks: (1) Underlying Fund expenses, including, with respect to the Underlying Funds, brokerage (which may be increased by high portfolio turnover); (2) an Underlying Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by an Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) an Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Underlying Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; or (8) the need to conform an Underlying Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Underlying Fund's investments. Market movements that run counter to a leveraged Underlying Fund's investments will cause some divergence between the Underlying Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Underlying Fund is leveraged. The tracking error of a leveraged Underlying Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Underlying Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES

The Funds and the Underlying Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, Government National Mortgage Association (Ginnie Mae), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the

Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Underlying Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time an Underlying Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Underlying Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's NAV. An Underlying Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Underlying Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Underlying Funds will also establish a segregated account with the Underlying Funds' custodian bank in which an Underlying Fund will maintain cash or liquid securities equal to or greater in value than a Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that an Underlying Fund's NAV or income will be adversely affected by the Underlying Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Funds and Underlying Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds or Underlying Funds, as applicable, may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT CERTAIN UNDERLYING FUNDS

COMMODITIES FUND

The Commodities Fund primarily invests in commodity-linked instruments that will provide exposure to the commodities markets. The Commodities Fund's investment exposure will be heavily weighted toward oil and other energy-related commodities. The Commodities Fund may also be exposed to other commodities including, but not limited to, grain, gold, and livestock.

U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

REAL ESTATE FUND

The Real Estate Fund primarily invests in equity securities of publicly traded companies principally engaged in the real estate industry. Companies principally engaged in the real estate industry include REITs, MLPs, and real estate owners, real estate managers, real estate brokers, and real estate dealers, and may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. It is expected that the majority of the Real Estate Fund's total assets will be invested in securities issued by REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs or Mortgage REITs. Equity REITs invest the majority of their assets directly in ownership of real property and derive their income primarily from rental income. Equity REITs are further categorized according to the types of real estate properties they own, I.E., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the credit they have extended. The Real Estate Fund will invest primarily in Equity REITs. When the Funds invest in REITs indirectly through the Real Estate Fund, the Funds and Fund shareholders would bear not only their proportionate share of the expenses of the Fund but also, indirectly, the management expenses of underlying REITs. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national scale.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term

"majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

      1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

      2. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      3. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      4. Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

      5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      8. Invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark for a Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board without prior notice to shareholders.

Each Fund may not:

      1.    Invest in warrants.

      2.    Invest in real estate limited partnerships.

      3.    Invest in mineral leases.

      4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

      5. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      7. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 2 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 2, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds will purchase and sell the principal portion of their Fund securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds. As such, the Funds are not expected to incur brokerage commissions with respect to its investments in Underlying Funds.

The Advisor places all portfolio transactions of the Underlying Funds and has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed in the Underlying Funds' SAI) provided that the Advisor may occasionally pay higher commissions for research than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided. For more information regarding the brokerage commissions paid, please see the Underlying Funds' prospectuses and statements of additional information.

To the extent that the Funds buy ETFs, U.S. Government securities, or short-term paper, the Funds may pay brokerage commissions. Generally, ETFs are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions.

The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." A Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each Board member is responsible for the [49] Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of [115] Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust. Because, the Board and Officers serve as such for both the Funds and the Underlying Funds, conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and the Underlying Funds.

MEMBERS OF THE BOARD AND TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below are the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601
Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
      NAME AND                       LENGTH               PRINCIPAL OCCUPATIONS
    DATE OF BIRTH                   OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BYRUM (35)          Trustee, 2005 to    Vice President of Rydex Variable      Trustee of Rydex Dynamic Funds,
                               present; Vice       Trust, 1998 to present; Vice          Rydex Variable Trust and Rydex
                               President, 1997     President of Rydex Dynamic Funds,     ETF Trust, 2005 to present;
                               to present.         1999 to present; Vice President of    Trustee of Rydex Capital Partners
                                                   Rydex ETF Trust, 2002 to present;     SPhinX Fund, 2003 to present.
                                                   President of Rydex Capital Partners
                                                   SPhinX Fund, 2003 to present;
                                                   President of PADCO Advisors, Inc.
                                                   and PADCO Advisors II Inc., 2004 to
                                                   present; Chief Operating Officer of
                                                   PADCO Advisors, Inc., 2003 to 2004;
                                                   Executive Vice  President of PADCO
                                                   Advisors, Inc., 1993 to 2004;
                                                   Senior Portfolio Manager of PADCO
                                                   Advisors, Inc., 1993 to 2003;
                                                   Executive Vice President of PADCO
                                                   Advisors II, Inc., 1996 to 2004;
                                                   Senior  Portfolio Manager of PADCO
                                                   Advisors II, Inc., 1996 to 2003;
                                                   President of Rydex Capital
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
      NAME AND                       LENGTH               PRINCIPAL OCCUPATIONS
    DATE OF BIRTH                   OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; Executive Vice
                                                   President of Rydex Fund Services,
                                                   Inc., 2004 to present; Executive
                                                   Vice President of Rydex
                                                   Distributors, Inc., 1996 to 2004;
                                                   Secretary of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex
                                                   Capital Partners I, LLC, registered
                                                   investment adviser Rydex Capital
                                                   Partners II, LLC, registered
                                                   investment adviser, and Rydex Fund
                                                   Services, Inc., 2003 to present;
                                                   Secretary of Rydex Distributors,
                                                   Inc., 1996 to 2004.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
      NAME AND                       LENGTH               PRINCIPAL OCCUPATIONS
    DATE OF BIRTH                   OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR (52)       Trustee, 2004 to    President of Rydex Dynamic Funds,     Trustee of Rydex Capital Partners
                               present;            Rydex Variable Trust and Rydex ETF    SPhinX Fund, 2005 to present;
                               President, 2003     Trust, 2003 to present; Vice          Trustee of Rydex Dynamic Funds,
                               to present.         President of the Trust, 1997 to       Rydex Variable Trust and Rydex
                                                   2003; Vice President of Rydex         ETF Trust, 2004 to present;
                                                   Dynamic Funds, 2000 to 2003; Vice     Director of ICI Mutual Insurance
                                                   President of Rydex Variable Trust,    Company, 2005 to present.
                                                   1997 to 2003; Vice President of
                                                   Rydex ETF Trust, calendar year
                                                   2003; Vice President of Rydex
                                                   Capital Partners SPhinX Fund, 2003
                                                   to present; Treasurer of the Trust
                                                   and Rydex Variable Trust, 1997 to
                                                   2003; Treasurer of Rydex Dynamic
                                                   Funds, 1999 to 2003; Treasurer of
                                                   Rydex ETF Trust, 2002 to 2003;
                                                   Treasurer of Rydex Capital Partners
                                                   SPhinX Fund, calendar year 2003;
                                                   Chief Executive Officer and
                                                   Treasurer of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   and Treasurer of Rydex Capital
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; President of PADCO
                                                   Advisors, Inc., PADCO Advisors II,
                                                   Inc., 2003 to 2004; President of
                                                   Rydex Fund Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   of PADCO Advisors, Inc., PADCO
                                                   Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2000 to 2003;
                                                   Vice President of PADCO Advisors,
                                                   Inc., PADCO
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
      NAME AND                       LENGTH               PRINCIPAL OCCUPATIONS
    DATE OF BIRTH                   OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                   Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 1997 to 2000.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR (59)         Trustee, 1993 to    Owner and President of Schield        Trustee of Rydex Capital Partners
                               present.            Management Company, registered        SPhinX Fund, 2005 to present;
                                                   investment adviser, February 2005     Trustee of Rydex Variable Trust,
                                                   to present; Senior Vice President     1998 to present; Trustee of Rydex
                                                   of Marketing and Co-Owner of          Dynamic Funds, 1999 to present;
                                                   Schield Management Company,           Trustee of Rydex ETF Trust, 2003
                                                   registered investment adviser, 1985   to present.
                                                   to February 2005.
----------------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON (64)         Trustee, 1995 to    Mortgage Banking Consultant and       Trustee of Rydex Capital Partners
                               present.            Investor, The Dalton Group, a real    SPhinX Fund, 2005 to present;
                                                   estate company, 1995 to present.      Trustee of Rydex Variable Trust,
                                                                                         1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
JOHN O.  DEMARET (65)          Trustee, 1997 to    Retired.                              Trustee of Rydex Variable Trust,
                               present.                                                  1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present; Trustee of Rydex
                                                                                         Capital Partners SPhinX Fund,
                                                                                         2003 to present.
----------------------------------------------------------------------------------------------------------------------------
WERNER E. KELLER (65)          Trustee, 2005 to    President of Keller Partners, LLC,    Trustee of Rydex Dynamic Funds,
                               present.            registered investment adviser, 2005   Rydex Variable Trust and Rydex
                                                   to present; Retired, 2001 to 2005.    ETF Trust, 2005 to present;
                                                                                         Trustee of Rydex Capital Partners
                                                                                         SPhinX  Fund, 2003 to present;
                                                                                         Chairman of Centurion Capital
                                                                                         Management, registered investment
                                                                                         advisor, 1991 to 2001.
----------------------------------------------------------------------------------------------------------------------------
THOMAS F. LYDON (45)           Trustee, 2005 to    President of Global Trends            Trustee of Rydex Dynamic Funds,
                               present.            Investments, registered investment    Rydex Variable Trust and Rydex
                                                   advisor, 1996 to present.             ETF Trust,  2005 to present;
                                                                                         Trustee of Rydex Capital Partners
                                                                                         SPhinX Fund,
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
      NAME AND                       LENGTH               PRINCIPAL OCCUPATIONS
    DATE OF BIRTH                   OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                                                         2003 to present; Director of U.S.
                                                                                         Global Investors, Inc., 1997 to
                                                                                         present; Chairman of Make-A-Wish
                                                                                         Foundation of Orange County, 1999
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
PATRICK T.  MCCARVILLE (62)    Trustee, 1997 to    Founder and Chief Executive Officer   Trustee of Rydex Capital Partners
                               present.            of Par Industries, Inc., d/b/a Par    SPhinX Fund, 2005 to present;
                                                   Leasing, Northbrook, Illinois, 1977   Trustee of Rydex Variable Trust,
                                                   to present.                           1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
ROGER SOMERS (60)              Trustee, 1993 to    President of Arrow Limousine, 1963    Trustee of Rydex Capital Partners
                               present.            to present.                           SPhinX Fund, 2005 to present;
                                                                                         Trustee of Rydex Variable Trust,
                                                                                         1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
NICK BONOS (42)                Vice President      Vice President and Treasurer of                        N/A
                               and Treasurer,      Rydex Dynamic Funds, Rydex Variable
                               2003 to present.    Trust and Rydex ETF Trust, 2003 to
                                                   present; Treasurer and Principal
                                                   Financial Officer of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Senior Vice President of
                                                   Rydex Fund Services, Inc., 2003 to
                                                   present; Vice President of
                                                   Accounting of Rydex Fund Services,
                                                   Inc., 2000 to 2003.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
JOANNA M. HAIGNEY (38)         Chief Compliance    Chief Compliance Officer of Rydex                      N/A
                               Officer, 2004 to    Dynamic Funds, Rydex Variable
                               present;            Trust, Rydex ETF Trust and Rydex
                               Secretary, 2000     Capital Partners SPhinX Fund, 2004
                               to present.         to present; Secretary of Rydex
                                                   Dynamic Funds and Rydex Variable
                                                   Trust, 2000 to present; Secretary
                                                   of Rydex ETF Trust, 2002 to
                                                   present; Secretary of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Vice President of Rydex
                                                   Fund Services, Inc., 2004 to
                                                   present; Vice President of
                                                   Compliance of PADCO Advisors, Inc.
                                                   and PADCO Advisors II, Inc., 2000
                                                   to present.
----------------------------------------------------------------------------------------------------------------------------

* DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUNDS AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of Rydex Fund Services, Inc. (the "Servicer") that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee met four times in the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the Board. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Nominating Committee. The Nominating Committee met one time in the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Board member's "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. [The Board and the officers of the Trust own less than 1% of the outstanding shares of the Trust.]

  ---------------------------------------------------------------------------------------------------------------

                                           DOLLAR RANGE OF FUND SHARES              AGGREGATE DOLLAR RANGE OF
          NAME                     -------------------------------------------      SHARES IN ALL RYDEX FUNDS
                                      EPT              EPT              EPT            OVERSEEN BY TRUSTEE
                                   AGGRESSIVE      CONSERVATIVE       MODERATE
                                      FUND             FUND             FUND
  ---------------------------------------------------------------------------------------------------------------
  Michael P. Byrum                    None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  Corey A. Colehour                   None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  J. Kenneth Dalton                   None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  John O. Demaret                     None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  Thomas F. Lydon                     None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  Werner E. Keller                    None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  Patrick T. McCarville               None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  Roger J. Somers                     None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------
  Carl G. Verboncoeur                 None             None             None               $X-$XXX,XXX
  ---------------------------------------------------------------------------------------------------------------

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of the members of the Board serving during the fiscal year ended March 31, 2006, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust.

---------------------------------------------------------------------------------------------------------------
                                                        PENSION OR                                 TOTAL
                                  AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL     COMPENSATION
                              COMPENSATION FROM     ACCRUED AS PART OF     BENEFITS UPON         FROM FUND
      NAME OF PERSON                TRUST            TRUST'S EXPENSES        RETIREMENT          COMPLEX *
---------------------------------------------------------------------------------------------------------------
    Michael P. Byrum**               n/a                   n/a                  n/a                 n/a

---------------------------------------------------------------------------------------------------------------

    Corey A. Colehour              $X,XXX                   $X                   $X               $XX,XXX

---------------------------------------------------------------------------------------------------------------


    J. Kenneth Dalton              $X,XXX                   $X                   $X               $XX,XXX

---------------------------------------------------------------------------------------------------------------

     John O. Demaret               $X,XXX                   $X                   $X               $XX,XXX

---------------------------------------------------------------------------------------------------------------

     Werner E. Keller              $X,XXX                   $X                   $X               $X,XXX

---------------------------------------------------------------------------------------------------------------

     Thomas F. Lydon               $X,XXX                   $X                   $X               $X,XXX

---------------------------------------------------------------------------------------------------------------

  Patrick T. McCarville            $X,XXX                   $X                   $X               $XX,XXX

---------------------------------------------------------------------------------------------------------------

     Roger J. Somers              $X,XXX                   $X                   $X               $XX,XXX

---------------------------------------------------------------------------------------------------------------

  Carl G. Verboncoeur**              n/a                   n/a                  n/a                 n/a

---------------------------------------------------------------------------------------------------------------

* REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX ETF TRUST, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX SERIES FUNDS AND RYDEX CAPITAL PARTNERS SPHINX FUND.

**MESSRS. VERBONCOEUR AND BYRUM ARE INTERESTED TRUSTEES, AS DEFINED ABOVE. AS OFFICERS OF THE ADVISOR, THEY DO NOT RECEIVE COMPENSATION FROM THE TRUST.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in the Appendix to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993. The Advisor together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of [________] assets under management of the Advisor were approximately $[XX] billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate, which is calculated daily and paid monthly, at an annual rate of [X.XX]% of the average daily net assets of each Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectuses.

The Adviser also receives an investment advisory fee for managing the Underlying Funds. The Underlying Funds pay a monthly investment advisory fee to the Adviser for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the Underlying Funds' prospectuses and statements of additional information. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

------------------------------------------------------------------------------------------------------------------------
                           REGISTERED INVESTMENT           OTHER POOLED INVESTMENT             OTHER ACCOUNTS 1
                              COMPANIES 1,2                      VEHICLES 1
                       -------------------------------------------------------------------------------------------------
                        NUMBER OF        TOTAL            NUMBER OF          TOTAL         NUMBER OF           TOTAL
        NAME            ACCOUNTS         ASSETS           ACCOUNTS          ASSETS         ACCOUNTS           ASSETS
------------------------------------------------------------------------------------------------------------------------
  Michael P. Byrum         XX            $XX.X B             X             < $X.X M            X            < $X.X M
------------------------------------------------------------------------------------------------------------------------
   James R. King           XX            $XX.X B             X               N/A               X            < $X.X M
------------------------------------------------------------------------------------------------------------------------

1 INFORMATION PROVIDED IS AS OF [DATE].

2  THE   PORTFOLIO   MANAGERS   MANAGE  ONE   ACCOUNT   THAT  IS  SUBJECT  TO  A
PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $[XX.X M] IN ASSETS UNDER MANAGEMENT AS OF [DATE].

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. In addition, the portfolio managers serve as portfolio managers to the Underlying Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and the Underlying Funds.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. For the EPT Moderate Fund, EPT Conservative Fund and EPT Aggressive Fund, the portfolio managers' performance will be compared in part to the performance of an internal benchmark.

The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of [____________]. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
                                                               DOLLAR RANGE OF
   PORTFOLIO MANAGER                  FUND NAME                  FUND SHARES
--------------------------------------------------------------------------------
Michael P. Byrum                  EPT Moderate Fund                 None
                                EPT Conservative Fund               None
                                 EPT Aggressive Fund                None
--------------------------------------------------------------------------------
James R. King                     EPT Moderate Fund                 None
                                EPT Conservative Fund               None
                                 EPT Aggressive Fund                None
--------------------------------------------------------------------------------

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by the Servicer, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Funds under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of [X.XX]% of the average daily net assets of each Fund.

Pursuant to an Accounting Services Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions.

DISTRIBUTION

Pursuant to a Distribution Agreement adopted by the Trust, the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS AND H-CLASS SHARES - Each Fund has not adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares. Instead, each Fund invests in A-Class Shares of the Underlying Funds and the Underlying Funds have adopted a distribution plan (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Underlying Fund's assets attributable to A-Class Shares of the Underlying Funds as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 0.25% of each Fund's assets attributable to A-Class Shares or H-Class Shares, paid out of asset-based sales charges collected from the Underlying Funds.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated service providers, may receive up to a total of 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to 0.50% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services. In addition, each Fund invests in A-Class Shares of the Underlying Funds and the Underlying Funds have adopted a distribution plan (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Underlying Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund's assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Plan and from the Underlying Funds under the A-Class Plan.

DESCRIPTION OF DISTRIBUTION SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the expenses of the Underlying Funds; the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes

(including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; fees and expenses of non-interested Board members; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the trustees of the Trust who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of a Service Provider, or the reckless disregard of their respective obligations, a Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Transaction Information--Calculating NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. As stated in the Funds' prospectus, the Funds' assets consist primarily of the Underlying Funds, which are valued at their respective NAVs. The NAV per share of each Underlying Fund is calculated by dividing the market value of the Underlying Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Underlying Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by an Underlying Fund or a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by an Underlying Fund or a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by an Underlying Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and
(ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for an Underlying Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by an Underlying Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Underlying Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption of amounts from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where a Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which a Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the Funds' A-Class and C-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

-------------------------------------------------------------------------------------------------------

AMOUNT OF INVESTMENT                            UTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
-------------------------------------------------------------------------------------------------------
Less than $100,000                                                  X.XX%
-------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                     X.XX%
-------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                     X.XX%
-------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                   X.XX%
-------------------------------------------------------------------------------------------------------
Greater than $1,000,000                                             X.XX%
-------------------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own, calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class share made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the

            LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY ("RIC") STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS FOR CERTAIN OF THE UNDERLYING FUNDS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Underlying Funds that invest in foreign securities may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Underlying Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Underlying Fund. The Underlying Fund will make such an election only if that Underlying Fund deems this to be in the best interests of its shareholders. If the Underlying Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Underlying Fund.

COMMODITIES FUND. One of the requirements for qualification as a RIC under Subchapter M of the Code is that a fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Commodities Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative= instruments under tests to qualify as a regulated investment company under Subchapter M of the Code was previously uncertain. On December 16, 2005, the Service issued a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Commodities Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling has no immediate impact on the current operations of the Commodities Fund and will not affect the ability of the Commodities Fund to qualify as a RIC for tax purposes for periods through June 30, 2006.

The Advisor will explore a range of possible alternatives that may possibly enable the Commodities Fund to continue to qualify as a RIC after June 30, 2006, including using its current investment techniques. However, it is not known what alternatives, if any, may be available to ensure continued qualification after June 30, 2006.

If the Commodities Fund were to fail to qualify as a regulated investment company, the Commodities Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodities Fund's earnings and profits. If the Commodities Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Commodities Fund, such as the Funds, would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE UNDERLYING FUNDS.

If a call option written by an Underlying Fund expires, the amount of the premium received by an Underlying Fund for the option will be short-term capital gain to the Underlying Fund. If such an option is closed by an Underlying Fund, any gain or loss realized by an Underlying Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by an Underlying Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to an Underlying Fund depending on the Underlying Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by an Underlying Fund, an Underlying Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Underlying Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Underlying Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Underlying Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. An Underlying Fund will utilize the tax treatment that, in an Underlying Fund's judgment, will be most favorable to a majority of investors in the Underlying Fund. Taxation of these transactions will vary according to the elections made by an Underlying Fund. These tax considerations may have an impact on investment decisions made by an Underlying Fund.

Each of the Nova, Mid Cap Advantage, Russell 2000 Advantage, Europe Advantage, Japan Advantage, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Multi-Cap Core, Hedged Equity, Absolute Return Strategies, Small-Cap Value, Small-Cap Growth, Real Estate Fund, Commodities Fund and Sector Fund in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova, Mid Cap Advantage, Russell 2000 Advantage, Europe Advantage, Japan Advantage, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Multi-Cap Core,

Hedged Equity, Absolute Return Strategies, Small-Cap Value, Small-Cap Growth, Inverse Small-Cap, Real Estate Fund, Commodities Fund and Sector Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Underlying Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Underlying Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Underlying Fund. Taxation of these transactions will vary according to the elections made by an Underlying Fund. These tax considerations may have an impact on investment decisions made by an Underlying Fund.

An Underlying Fund's transactions in certain options, under some circumstances, could preclude an Underlying Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Underlying Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an Underlying Fund are treated as ordinary income or capital gain, accelerate the recognition of income to an Underlying Fund and/or defer an Underlying Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to the Funds by an Underlying Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the

Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other service providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of [________], 2006 the Funds had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes: [Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg, Standard & Poor's and Investor Responsibility Research Center.]

The Funds' Chief Compliance Officer, or his or her compliance personnel designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  Web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S OR THE FRANK RUSSELL COMPANY ("RUSSELL"). STANDARD & POOR'S AND RUSSELL MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE STANDARD AND POOR'S INDICES AND/OR THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK
MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED.

STANDARD & POOR'S AND RUSSELL'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF STANDARD & POOR'S AND RUSSELL AND OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY STANDARD & POOR'S AND RUSSELL, RESPECTIVELY, WITHOUT REGARD TO RYDEX INVESTMENTS OR THE FUNDS. STANDARD & POOR'S AND RUSSELL HAVE NO OBLIGATION TO TAKE THE NEEDS OF RYDEX INVESTMENTS OR THE OWNERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX.

RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. STANDARD & POOR'S AND RUSSELL ARE NOT RESPONSIBLE FOR AND HAVE NOT

PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE NAV OF THE FUNDS. STANDARD & POOR'S AND RUSSELL HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

STANDARD & POOR'S AND RUSSELL DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S AND
RUSSELL MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S AND RUSSELL MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S AND RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS RESULTING FROM THE USE OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

______________________,   [Address],   is  the  independent   registered  public
accounting firm of the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian") 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds. The custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

             RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

            The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with IRRC with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii)   The  Council  on  Uniform   Security   Identification   Procedures
              ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)     A copy of this Policy;

      (ii)    Proxy Statements received regarding client securities;

      (iii)   Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)     Records of client requests for proxy voting information.

      With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                         Vote With Mgt.
B.  Chairman and CEO is the Same Person                                Vote With Mgt.
C.  Majority of Independent Directors                                  Vote With Mgt.
D.  Stock Ownership Requirements                                       Vote With Mgt.
E.  Limit Tenure of Outside Directors                                  Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection      Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                     Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                 Vote With Mgt.
B.  Reimburse Proxy Solicitation                                       Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                 Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                 Vote With Mgt.
B.  Cumulative Voting                                                  Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                       Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                    Case-by-Case
B.  Fair Price Provisions                                              Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                         Vote With Mgt.
        To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                         Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                                Vote With Mgt.
B.  Equal Access                                                       Vote With Mgt.
C.  Bundled Proposals                                                  Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                         Vote With Mgt.
B.  Stock Splits                                                       Vote With Mgt.
C.  Reverse Stock Splits                                               Vote With Mgt.
D.  Preemptive Rights                                                  Vote With Mgt.

E.  Share Repurchase Programs                                          Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                       Case-by-Case
         Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes              Vote With Mgt.
C.  Employee Stock Ownership Plans                                     Vote With Mgt.
D.  401(k) Employee Benefit Plans                                      Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                     Vote With Mgt.
B.  Voting on Reincorporation Proposals                                Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                           Case-by-Case
B.  Corporate Restructuring                                            Vote With Mgt.
C.  Spin-Offs                                                          Vote With Mgt.
D.  Liquidations                                                       Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                              Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS:
--------    ---------

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(a)(2) Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Amended and Restated Bylaws of the Registrant are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)         Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
            (d)(13) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.

(d)(2) Amendment dated May 23, 2005 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(d)(3) Advisory Agreement dated May 23, 2005 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return Strategies Fund, Hedged Equity Fund and Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(d)(4) Form of Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc., with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment

            No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(d)(5) Form of Amendment to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc., with respect to the EPT Moderate Fund, EPT Conservative Fund and EPT Aggressive Fund (collectively, the "Essential Portfolio Theory Funds"), is filed herewith.

(e)(1) Distribution Agreement dated February 25, 2000 between the Registrant and PADCO Financial Services, Inc., relating to the Large-Cap Europe Fund and Large-Cap Japan Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(e)(2) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(f)         Not applicable.

(g) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.

(h)(2) Amendment dated May 23, 2005 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
            (h)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(h)(3) Form of Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(h)(4) Form of Amendment to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the Essential Portfolio Theory Funds, is filed herewith.

(h)(5) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(6) Amendment dated May 23, 2005 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
            (h)(12) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(h)(7) Form of Amendment dated February 17, 2006 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(h)(8) Form of Amendment to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., with respect to the Essential Portfolio Theory Funds, is filed herewith.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)         Not applicable.

(k)         Not applicable.

(l)         Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(3) Amendment dated November 5, 2001 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(4) Amendment dated May 20, 2002 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2002.

(m)(5) Amendment dated November 10, 2003 to the Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.

(m)(6) Amendment dated May 23, 2005 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.

(m)(7) Form of Amendment dated February 17, 2006 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(m)(8) Form of Amendment to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to the Essential Portfolio Theory Funds, is filed herewith.

(m)(9) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(10) Amendment dated May 21, 2001 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(11) Amendment dated November 5, 2001 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(12) Amendment dated May 20, 2002 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2002.

(m)(13) Amendment dated November 10, 2003 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.

(m)(14) Amendment dated May 23, 2005 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(15) Form of Amendment dated February 17, 2006 to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(m)(16) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(17) Amendment dated May 20, 2002 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2002.

(m)(18) Amendment dated November 18, 2002 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 31, 2003.

(m)(19) Amendment dated November 10, 2003 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(14) of Post-Effective

            Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(20) Amendment dated May 23, 2005 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(21) Form of Amendment dated February 17, 2006 to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(2) Amendment dated May 23, 2005 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(3) Form of Amendment dated February 17, 2006 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the S&P 500 Fund and Russell 2000 Fund, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(n)(4) Form of Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the Essential Portfolio Theory Funds, is filed herewith.

(o)         Not applicable.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Rydex Capital Partners SPhinX Fund, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. and Rydex Fund Services, Inc. is incorporated by reference to exhibit (p) of Post-Effective Amendment No. 6 to Rydex ETF Trust's Registration Statement on Form N-1A (File Nos. 811-21261 and 333-101625), as filed with the SEC on March 1, 2006.

(q)         Powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A.
            Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement on Form N1-A (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

            ----------------------------------------------------------------------------------------------------
                     NAME              POSITION WITH ADVISOR                       OTHER BUSINESS
            ----------------------------------------------------------------------------------------------------
             Carl G. Verboncoeur      Chief Executive Officer        Director of ICI Mutual Insurance
                                      (CEO) and Treasurer            Company
                                                                     -------------------------------------------
                                                                     President, CEO and Treasurer of Rydex
                                                                     Fund Services, Inc.
                                                                     -------------------------------------------
                                                                     CEO and Treasurer of PADCO Advisors II,
                                                                     Inc.
                                                                     -------------------------------------------
                                                                     Executive Vice President and Treasurer of
                                                                     Rydex Capital Partners I, LLC
                                                                     -------------------------------------------
                                                                     Executive Vice President and Treasurer of
                                                                     Rydex Capital Partners II, LLC
                                                                     -------------------------------------------
                                                                     President and Trustee of Rydex Series
                                                                     Funds
                                                                     -------------------------------------------
                                                                     President and Trustee of Rydex Dynamic
                                                                     Funds
                                                                     -------------------------------------------
                                                                     President and Trustee of Rydex Variable
                                                                     Trust
                                                                     -------------------------------------------
                                                                     President and Trustee of Rydex ETF Trust
                                                                     -------------------------------------------

                                                                     -------------------------------------------
                                                                     Vice President and Trustee of Rydex
                                                                     Capital Partners SPhinX Fund
                                                                     -------------------------------------------
                                                                     President, CEO and Treasurer of Rydex
                                                                     Distributors, Inc.
            ----------------------------------------------------------------------------------------------------
             Michael P. Byrum         President and Secretary        Executive Vice President and Secretary of
                                                                     Rydex Fund Services, Inc.
                                                                     -------------------------------------------
                                                                     President and Secretary of PADCO Advisors
                                                                     II, Inc.
                                                                     -------------------------------------------
                                                                     President and Secretary of Rydex Capital
                                                                     Partners I, LLC
                                                                     -------------------------------------------
                                                                     President and Secretary of Rydex Capital
                                                                     Partners II, LLC
                                                                     -------------------------------------------
                                                                     Trustee and Vice President of Rydex
                                                                     Series Funds
                                                                     -------------------------------------------
                                                                     Trustee and Vice President of Rydex
                                                                     Dynamic Funds
                                                                     -------------------------------------------
                                                                     Trustee and Vice President of Rydex
                                                                     Variable Trust
                                                                     -------------------------------------------
                                                                     Trustee and Vice President of Rydex ETF
                                                                     Trust
                                                                     -------------------------------------------
                                                                     Trustee and President of Rydex Capital
                                                                     Partners SPhinX Fund
            ----------------------------------------------------------------------------------------------------
             Joanna M. Haigney        Vice President of              Vice President of Compliance of PADCO
                                      Compliance                     Advisors II, Inc.
                                                                     -------------------------------------------
                                                                     Chief Compliance Officer and Secretary of
                                                                     Rydex Series Funds
                                                                     -------------------------------------------
                                                                     Chief Compliance Officer and Secretary of
                                                                     Rydex Dynamic Funds
                                                                     -------------------------------------------
                                                                     Chief Compliance Officer and Secretary of
                                                                     Rydex ETF Trust
                                                                     -------------------------------------------
                                                                     Chief Compliance Officer and Secretary of
                                                                     Rydex Variable Trust
                                                                     -------------------------------------------
                                                                     Chief Compliance Officer and Secretary of
                                                                     Rydex Capital Partners
                                                                     SPhinX Fund
                                                                     -------------------------------------------
                                                                     Vice President of Rydex Fund Services,
                                                                     Inc.
            ----------------------------------------------------------------------------------------------------
             Jean M. Dahl             Director                       Director and Employee of Dynamic Holdings,
                                                                     Inc.
                                                                     -------------------------------------------
                                                                     Director of PADCO Advisors II, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Distributors, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Fund Services, Inc.
                                                                     -------------------------------------------
                                                                     Director of Viragh Family Foundation, Inc.
            ----------------------------------------------------------------------------------------------------
             Katherine A. Viragh      Director                       Trustee of 1997/2002 Irrevocable Trust for
                                                                     Family of Skip Viragh
                                                                     -------------------------------------------
                                                                     Trustee of 2000/2002 Irrevocable Trust for
                                                                     Family of Skip Viragh
                                                                     -------------------------------------------
                                                                     Trustee of 2002 Irrevocable Trust for
                                                                     Becky Alexander

            ----------------------------------------------------------------------------------------------------
                                                                     Trustee of 2003 Dynamic Irrevocable Trust
                                                                     -------------------------------------------
                                                                     Trustee of 2003 Irrevocable Trust for
                                                                     Family of Skip Viragh
                                                                     -------------------------------------------
                                                                     Manager of Blonde Shelters, LLC
                                                                     -------------------------------------------
                                                                     Director and Employee of Dynamic Holdings,
                                                                     Inc.
                                                                     -------------------------------------------
                                                                     Director of PADCO Advisors II, Inc.
                                                                     -------------------------------------------
                                                                     Limited Partner of PADCO Partners, LLLP
                                                                     -------------------------------------------
                                                                     Director of Rydex Distributors, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Fund Services, Inc.
                                                                     -------------------------------------------
                                                                     Trustee of Spring Hill College
                                                                     -------------------------------------------
                                                                     Director and Treasurer of Viragh Family
                                                                     Foundation, Inc.
            ----------------------------------------------------------------------------------------------------
             Mark S. Viragh           Director                       Director and Employee of Dynamic Holdings,
                                                                     Inc.
                                                                     -------------------------------------------
                                                                     Director of PADCO Advisors II, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Distributors, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Fund Services, Inc.
                                                                     -------------------------------------------
                                                                     President and Director of Viragh Family
                                                                     Foundation, Inc.
                                                                     -------------------------------------------
                                                                     Trustee of 1997/2002 Irrevocable Trust for
                                                                     Family of Skip Viragh
                                                                     -------------------------------------------
                                                                     Trustee of 2000/2002 Irrevocable Trust for
                                                                     Family of Skip Viragh
                                                                     -------------------------------------------
                                                                     Trustee of 2002 Irrevocable Trust for
                                                                     Becky Alexander
                                                                     -------------------------------------------
                                                                     Trustee of 2003 Dynamic Irrevocable Trust
                                                                     -------------------------------------------
                                                                     Trustee of 2003 Irrevocable Trust for
                                                                     Family of Skip Viragh
            ----------------------------------------------------------------------------------------------------
             Robert J. Viragh         Director                       Employee of Dynamic Holdings Inc.
                                                                     -------------------------------------------
                                                                     Director of PADCO Advisors II, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Distributors, Inc.
                                                                     -------------------------------------------
                                                                     Director of Rydex Fund Services, Inc.
                                                                     -------------------------------------------
                                                                     Director of Viragh Family Foundation, Inc.
            ----------------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex Capital Partners SPhinX Fund and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex

Distributors, Inc.

--------------------------------------------------------------------------------------------------------------
  NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                POSITIONS AND OFFICES WITH
   BUSINESS ADDRESS                           UNDERWRITER                               REGISTRANT
--------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur              CEO, President and Treasurer              President and Trustee
--------------------------------------------------------------------------------------------------------------
 Kevin Farragher                  Senior Vice President, Secretary          None
                                  and Chief Compliance Officer
--------------------------------------------------------------------------------------------------------------
 Peter Brophy                     Vice President and                        None
                                  Chief Financial Officer
--------------------------------------------------------------------------------------------------------------
 Joseph Yoon                      Assistant Secretary                       None
--------------------------------------------------------------------------------------------------------------
 Jean M. Dahl                     Director                                  None
--------------------------------------------------------------------------------------------------------------
 Katherine A. Viragh              Director                                  None
--------------------------------------------------------------------------------------------------------------
 Mark Stephen Viragh              Director                                  None
--------------------------------------------------------------------------------------------------------------
 Robert J. Viragh                 Director                                  None
--------------------------------------------------------------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 62 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 6th day of April, 2006.


                                                RYDEX SERIES FUNDS


                                                /s/ Carl G. Verboncoeur
                                                -----------------------
                                                Carl G. Verboncoeur
                                                President


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                                       DATE
---------                         -----                                       ----
/s/ Carl G. Verboncoeur           President and Chief Executive Officer       April 6, 2006
--------------------------
Carl G. Verboncoeur

          *                       Member of the Board of Trustees             April 6, 2006
--------------------------
J.Kenneth Dalton

          *                       Member of the Board of Trustees             April 6, 2006
--------------------------
John O. Demaret

          *                       Member of the Board of Trustees             April 6, 2006
--------------------------
Patrick T. McCarville

          *                       Member of the Board of Trustees             April 6, 2006
--------------------------
Roger Somers

          *                       Member of the Board of Trustees             April 6, 2006
--------------------------
Corey A. Colehour

/s/ Michael P. Byrum              Member of the Board of Trustees             April 6, 2006
--------------------------
Michael P. Byrum

          *                       Member of the Board of Trustees             March 16, 2006
--------------------------
Werner E. Keller

          *                       Member of the Board of Trustees             April 6, 2006
--------------------------
Thomas F. Lydon

/s/ Nick Bonos                    Vice President and Treasurer                April 6, 2006
--------------------------
Nick Bonos



* /s/ Carl G. Verboncoeur
--------------------------

Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

                               RYDEX SERIES FUNDS
                                  EXHIBIT INDEX

NUMBER      EXHIBIT:
------      --------


EX-99.D5 Form of Amendment to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc., with respect to the Essential Portfolio Theory Funds

EX-99.H4 Form of Amendment to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the Essential Portfolio Theory Funds

EX-99.H8 Form of Amendment to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., with respect to the Essential Portfolio Theory Funds

EX-99.I     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.M8 Form of Amendment to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to the Essential Portfolio Theory Funds

EX-99.N4 Form of Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the Essential Portfolio Theory Funds